SEMI-ANNUAL REPORT

[LOGO OF THE GRIFFIN FUNDS]

MARCH 31, 1998

Table of Contents

Message to Shareholders ...................................................    1
Performance Highlights of the Funds .......................................    2

Schedules of Investments

The Griffin Money Market Fund .............................................    3
The Griffin Tax-Free Money Market Fund ....................................    4
The Griffin Short-Term Bond Fund ..........................................    6
The Griffin U.S. Government Income Fund ...................................    8
The Griffin Bond Fund .....................................................    9
The Griffin Municipal Bond Fund ...........................................   12
The Griffin California Tax-Free Fund ......................................   15
The Griffin Growth & Income Fund ..........................................   17
The Griffin Growth Fund ...................................................   19

Financial Statements

Statements of Assets and Liabilities ......................................   23
Statements of Operations ..................................................   25
Statements of Changes in Net Assets .......................................   27
Financial Highlights ......................................................   29
Notes to Financial Statements .............................................   34


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, HOME SAVINGS OF AMERICA, FSB ("HOME SAVINGS"), SAVINGS OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Dear Fellow Shareholder:

We are pleased to present the Semi-Annual Report for The Griffin Funds, Inc. for the six months ended March 31, 1998. In the charts and financial statements that follow this letter, you will find a more detailed summary of the performance of each of The Griffin Funds, as well as a description of the securities held in each of the portfolios. We hope you find this information useful as you evaluate your investments.

The Griffin Funds were created to provide a consistent, careful, and committed approach for those seeking to invest in the financial markets over the long haul. We employ some of this country's largest and most respected investment firms as sub-advisers to make the daily buy and sell decisions on behalf the Funds. Each of these sub-advisory firms has substantial experience investing for their respective clients. An additional level of management and supervision is provided by Griffin Financial Investment Advisers to make certain that each Fund is on course with the investment objectives stated in its respective prospectus. We believe this two-tiered approach provides consistent and responsible investment management, supported by broad experience and multiple perspectives.

Market Overview
The long bull market for stocks hit a bump in the road during the six month period ended March 31, 1998, but persevered to close at record levels. Several of the Asian "tiger" nations began experiencing slower rates of economic growth, exposing their currencies to, in some cases, significant drops relative to the U.S. dollar. Many of the region's governments, most notably that of Hong Kong, where forced to take emergency actions, including dramatically raising interest rates to defend their currencies against short-sellers, further disrupting economic growth. The reaction was felt globally, with stocks in the U.S., Europe and Asia falling during the latter part of 1997.

Despite concerns that problems in Asia would spell trouble for U.S. companies, stocks of large companies continued to march to higher levels in the first quarter of 1998. Many large, multinational corporations took advantage of the crisis in Asia to purchase assets at deep discounts, while U.S. domestic demand more than compensated for lower exports. The common stock of smaller, faster growing companies also posted gains, but continued to lag behind their larger peers. The value style of investing provided relative strength as the market declined in the fourth quarter of 1997, while growth investors excelled in the first quarter of 1998.

Interest rates declined overall by approximately 0.40% for the six month period, as low unemployment, the prospect of a U.S. budget surplus, benign inflation and a general flight to quality drove the yield of 30-year Treasury bonds below 6%. Long-term interest rates declined more than short-term rates, and the yield curve flattened during the reporting period. Many homeowners rushed to refinance their mortgages as rates fell, which had an adverse effect on some mortgage-backed securities. Thanks to low interest rates and continued gains in credit quality, corporate bonds were strong performers for the six month period.

Looking to the Future at Griffin
As most of you know, on March 18, 1998, Washington Mutual, Inc. and H. F. Ahmanson & Company, the parent company to Griffin Financial Investment Advisers, announced their intention to combine forces in a merger valued at approximately $10 billion. If approved, the transaction, which is expected to close in the fourth quarter of 1998, would create one of the largest financial services companies in the country. While it is premature to discuss the specifics of the proposed merger, we feel that the combination will result in a broader array of products and services being available to the clients of each company, including shareholders in The Griffin Funds. We will provide you with additional information over the coming months as the specifics of the proposal become more definitive.

I want to emphasize, though, that the basic tenets of The Griffin Funds have not changed. We will continue to provide the high quality, professional investment management that has resulted in superior returns for our shareholders. Similarly, we are unwavering in our commitment to provide the highest level of customer service. In fact, we recently enhanced our automated telephone service line to provide information more efficiently to our shareholders 24 hours a day, 7 days a week.

As always, we appreciate your selection of The Griffin Funds for your investment needs. We will do our best to preserve your continued confidence and loyalty.

Sincerely,

William A. Hawkins
Chairman
The Griffin Funds, Inc.

May 15, 1998

Performance Highlights of the Funds

The table below provides yield and total return information for the periods ended March 31, 1998 for The Griffin Funds. The seven day yields of the Money Market Funds refer to the income generated by an investment in a Fund over a seven day period, expressed as an annual percentage rate. The seven day effective yields are calculated similarly but assume that the income earned from a Fund is reinvested in the Fund. The total returns indicate the percentage an investment in a Fund would have changed in value had shares been purchased at the beginning of each period, with all dividends and capital gains being reinvested. The performance information is presented as an average annual return. Certain fees payable by the Funds have been waived (and/or expenses reimbursed) during periods up to and including the six months ended March 31, 1998, which have reduced operating expenses for shareholders. Without these reductions, the yields and returns would have been lower. The table also indicates the average performance of mutual funds with investment objectives that are similar to each of the respective non-Money Market Funds of The Griffin Funds. For each of the non-Money Market Funds, the group average reflects the performance of a universe of mutual funds tracked by Lipper Analytical Services, Inc. The Lipper mutual fund averages do not reflect the imposition of sales charges, but do reflect the reinvestment of all dividends and capital gains, if any. Of course, past performance is not an indicator of future results.

For the Periods Ended March 31, 1998

                                                 Seven Day
                                   Seven Day     Effective
                                      Yield        Yield
                                      -----        -----
Money Market Fund(1)                    4.96%       5.08%

Tax-Free Money Market Fund(1)           3.03%       3.08%


                                                                             Total Return
                                                                             ------------
                                                                   Class A                      Class B
                                                         --------------------------  ------------------------
                                                                           Since                       Since
                                                        Past Six   Past  Inception  Past Six  Past   Inception
                                                         Months    Year  (10/19/93)  Months   Year   (11/1/94)
                                                         ------    ----  ----------  ------   ----   ---------

U.S. Government Income Fund .......................       4.57%   11.28%    6.26%    4.07%   10.56%    8.37%
U.S. Government Income Fund (incl. sales charge)(2)      -0.13%    6.27%    5.17%   -0.93%    5.56%    7.65%
Lipper General U.S. Govt. Average (183 funds) .....       4.34%   11.46%     n/a     4.34%   11.46%     n/a

Bond Fund .........................................       4.31%   11.34%    5.33%    3.91%   10.50%    8.36%
Bond Fund (incl. sales charge)(2) .................      -0.39%    6.33%    4.25%   -1.09%    5.50%    7.63%
Lipper Corporate Debt A Rated Average (140 funds) .       4.13%   11.63%     n/a     4.13%   11.63%     n/a

California Tax-Free Fund ..........................       3.29%   10.38%    4.59%    3.02%    9.80%    8.45%
California Tax-Free Fund (incl. sales charge)(2) ..      -1.36%    5.42%    3.52%   -1.98%    4.80%    7.72%
Lipper CA Municipal Debt Average (104 funds) ......       3.63%   10.85%     n/a     3.63%   10.85%     n/a

Municipal Bond Fund ...............................       3.43%   10.28%    4.74%    3.08%    9.61%    8.20%
Municipal Bond Fund (incl. sales charge)(2) .......      -1.22%    5.32%    3.66%   -1.92%    4.61%    7.47%
Lipper General Municipal Debt Average (237 funds) .       3.74%   10.61%     n/a     3.74%   10.61%     n/a

Growth &  Income Fund .............................       9.45%   36.86%   22.23%    9.11%   36.12%   27.49%
Growth &  Income Fund (incl. sales charge)(2) .....       4.52%   30.71%   20.97%    4.11%   31.12%   27.00%
Lipper Growth & Income Average (646 funds) ........      12.55%   40.15%     n/a    12.55%   40.15%     n/a


                                                                   Class A                      Class B
                                                         --------------------------  ------------------------
                                                                           Since                       Since
                                                        Past Six   Past  Inception  Past Six  Past   Inception
                                                         Months    Year  (6/12/95)   Months   Year   (6/12/95)
                                                         ------    ----  ----------  ------   ----   ---------

Short-Term Bond Fund ...............................       3.04%    7.75%    6.11%   2.71%    7.00%    5.63%
Short-Term Bond Fund (incl. sales charge)(3) .......      -0.56%    3.98%    4.77%  -1.29%    3.00%    4.98%
Lipper S.I. Investment Grade Debt Average (93 funds)       3.11%    8.23%     n/a    3.11%    8.23%     n/a

Growth Fund ........................................      10.04%   44.36%   24.45%   9.64%   43.45%   23.85%
Growth Fund (incl. sales charge)(4) ................       5.08%   37.86%   22.43%   4.64%   38.45%   23.12%
Lipper Mid Cap Equity Average (274 funds) ..........       8.23%   43.06%     n/a    8.23%   43.06%     n/a

(1) Investments in the Money Market Funds are neither insured nor guaranteed by the U.S. Government. There can be no assurance that either of Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

(2) The deduction of the maximum initial sales charge with respect to Class A shares (4.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (5% with respect to the total return data presented for the six month and one year periods ended March 31, 1998, and 3% with respect to the total return data presented for the period from inception of the Class on November 1, 1994 to March 31, 1998) has been factored into these calculations.

(3) The deduction of the maximum initial sales charge with respect to Class A shares (3.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (4% with respect to the total return data presented for the six month and one year periods ended March 31, 1998, and 2% with respect to the total return data presented for the period from inception of the Class on June 12, 1995 to March 31, 1998) has been factored into these calculations.

(4) The deduction of the maximum initial sales charge with respect to Class A shares (4.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (5% with respect to the total return data presented for the six month and one year periods ended March 31, 1998, and 3% with respect to the total return data presented for the period from inception of the Class on June 12, 1995 to March 31, 1998) has been factored into these calculations.

Schedule of Investments
Griffin Money Market Fund
March 31, 1998

[PIE CHART APPEARS HERE]
Certificates of Deposit                                              10%
Commercial Paper                                                     78%
Corporate Notes                                                       6%
U.S. Government Agency Notes                                          6%

Investment Categories Reflect Percentages of Investments in Securities

                                                                Principal        Market
Name of Issuer                                                    Amount        Value (a)
------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)

Certificate of Deposit (9.9%):
        Financial Services (9.9%):
                Dresdner U.S. Bank, 5.51%, 01/15/99 ........   $  7,000,000   $  6,997,872
                Morgan Guaranty, 5.71%, 01/08/99 ...........      5,000,000      4,998,532
                Swiss Bank Corporation, 5.69%, 01/07/99 ....     11,000,000     10,997,565
                                                                               -----------
                                                                                22,993,969
                                                                               -----------

Total Certificate of Deposit (cost: $22,993,969) ...........                    22,993,969
                                                                               -----------

Commercial Paper (78.1%):
        Financial Services (68.7%):
                American Express Credit, 5.45%, 04/13/98 (b)     11,000,000     11,000,000
                American General Finance Corporation,
                        5.55%, 05/12/98 (b) ................     11,000,000     11,000,000
                Bank of America, 5.51%, 04/23/98 (b) .......     11,000,000     10,962,961
                Bell Atlantic Financial Services Inc.,
                        5.51%, 04/07/98 (b) ................     10,000,000      9,990,817
                Caterpillar Finance Corporation,
                        5.44%, 07/23/98 (b) ................     11,000,000     10,812,169
                Chevron Oil Finance, 5.46%, 04/03/98 (b) ...     11,000,000     11,000,000
                Corestates Capital Corporation,
                        5.45%, 04/23/98 (b) ................     11,000,000     10,963,364
                Deustche Bank, 5.48%, 04/06/98 (b) .........     10,000,000      9,992,319
                First of America Bank, 5.52%, 05/01/98 (b) .     11,100,000     11,100,000
                Ford Motor Credit Corporation,
                        5.55%, 05/12/98 (b) ................     11,000,000     11,000,000
                General Motors Acceptance Corporation,
                        5.52%, 04/20/98 (b) ................     11,000,000     11,000,000
                International Business Machines Credit
                        Corporation, 5.42%, 04/21/98 (b) ...     10,800,000     10,767,480
                Toyota Motor Credit Corporation,
                        5.50%, 04/20/98 (b) ................     11,000,000     10,968,069
                UBS Financial, 5.44%, 04/03/98 (b) .........     11,000,000     10,996,676
                Xerox Credit Corporation, 5.46%,
                        05/04/98 (b) .......................      8,000,000      7,959,960
                                                                               -----------
                                                                               159,513,814
                                                                               -----------

        Industrial Conglomerate (4.7%):
                3M Corporation, 5.40%, 04/20/98 (b) ........     11,000,000     10,968,650
                                                                               -----------

        Manufacturing (4.7%):
                Dupont E.I. Nemour, 5.47%, 05/26/98 (b) ....   $ 11,000,000   $ 10,908,074
                                                                               -----------
Total Commercial Paper (cost: $181,390,538) ................                   181,390,538
                                                                               -----------

Medium-Term Note (6.5%):
        Financial Services (2.2%):
                Norwest Corporation, 6.00%, 10/13/98 .......      5,000,000      5,003,758
                                                                               -----------

        Industrial Machinery (4.3%):
                Honeywell Incorporated, 7.15%, 04/15/98 ....     10,000,000     10,005,000
                                                                               -----------
Total Medium-Term Note (cost: $15,008,757) .................                    15,008,757
                                                                               -----------
U.S. Government Agency Securities (5.6%):
        Federal Home Loan Mortgage Corporation (5.6%):
                5.70%, 04/01/98 ............................     12,900,000     12,900,000
                                                                               -----------

Total U.S. Government Agency Securities
        (cost: $12,900,000) ................................                    12,900,000
                                                                               -----------
Repurchase Agreements (0.0%):
        State Street Bank & Trust Co., Master
                Repurchase Agreement, 4.25%, dated
                3/31/98 due 4/1/98, Collateralized
                by U.S. Government Securities
                (delivery value $15,757) ...................         15,755         15,755
                                                                               -----------

Total Repurchase Agreements (cost: $15,755) ................                        15,755
                                                                               -----------

Total Investments in Securities
        (cost: $232,309,020)(c)(99.7%) .....................                   232,309,020
Other Assets Less Liabilities (0.3%) .......................                       784,629
                                                                               -----------
Net Assets (100.0%) ........................................                  $233,093,649
                                                                               ===========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Rate represents annualized yield to maturity at March 31, 1998.
(c)  Cost is the same for federal income tax purposes.
                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Tax-Free Money Market Fund
March 31, 1998

[PIE CHART APPEARS HERE]
Variable Rate Demand Notes                                           55%
Commercial Paper                                                      4%
Revenue Bonds                                                        11%
General Obligations                                                  19%
Notes                                                                11%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal      Market
Name of Issuer                                                           Amount      Value (a)
----------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Municipal Short-Term Securities (100.0%)
        Alaska (1.7%)
                Anchorage, Alaska Electric Utility Revenue,
                        Series D, 3.65%, 04/01/98 (b) ..............   $  440,000   $  440,000
                                                                                     ---------

        California (9.2%)
                California State Revenue Anticipation Notes,
                        4.50%, 06/30/98 ............................    1,000,000    1,002,254
                Los Angeles County, California Tax & Revenue
                        Anticipation Notes, Series A,
                        4.50%, 06/30/98 ............................      600,000      600,926
                Santa Clara Tax & Revenue Anticipation Notes,
                        4.75%, 10/01/98 ............................      800,000      803,444
                                                                                     ---------
                                                                                     2,406,624
                                                                                     ---------

        Florida (4.1%)
                Citrus Park Community Development District,
                        Capital Improvements, 3.65%, 04/01/98 (b) ..      600,000      600,000
                State of Florida Board of Regents University System
                        Improvement Revenue, 7.00%, 07/01/98 .......      470,000      473,262
                                                                                     ---------
                                                                                     1,073,262
                                                                                     ---------

        Georgia (6.5%)
                Municipal Electric Authority of Georgia,
                        3.65%, 04/01/98 (b) ........................      700,000      700,000
                Municipal Gas Authority of Georgia,
                        Gas Revenue, 3.50%, 07/08/98 ...............    1,000,000    1,000,000
                                                                                     ---------
                                                                                     1,700,000
                                                                                     ---------

        Illinois (8.9%)
                Illinois Development Financing Authority
                        Revenue, 3.70%, 04/01/98 (b) ...............      800,000      800,000
                Illinois Health System, Sherman Health
                        Facilities Revenue, 3.90%, 08/01/98 ........      720,000      720,000
                Will County, Illinois Exempt Facilities
                        Revenue, 3.55%, 04/01/98 (b) ...............      800,000      800,000
                                                                                     ---------
                                                                                     2,320,000
                                                                                     ---------

        Kansas (1.9%)
                Kansas State Department of Transportation
                        Highway Revenue, Series B,
                        3.65%, 04/01/98 (b) ........................   $  500,000   $  500,000
                                                                                     ---------

        Louisiana (8.8%)
                Calcasieu Parish, Louisiana Industrial
                        Development Board Pollution Control Revenue,
                        3.70%, 04/01/98 (b) ........................      500,000      500,000
                Louisiana Public Facilities Authority Revenue,
                        Multi-Family Housing, Emberwood Project,
                        3.70%, 04/01/98 (b) ........................    1,000,000    1,000,000
                Louisiana State Offshore Terminal Authority
                        Deep Water Port Revenue, 3.70%, 04/01/98 (b)      300,000      300,000
                South Louisiana Port Commission Marine
                        Terminal Facilities Revenue,
                        3.70%, 04/01/98 (b) ........................      500,000      500,000
                                                                                     ---------
                                                                                     2,300,000
                                                                                     ---------

        Maryland (6.6%)
                Maryland State General Obligation,
                        5.90%, 03/15/99 ............................    1,000,000    1,021,424
                Montgomery County, Maryland Solid Waste
                        Disposal, 4.80%, 06/01/98 ..................      700,000      700,948
                                                                                     ---------
                                                                                     1,722,372
                                                                                     ---------

        Michigan (6.8%)
                Charter County of Wayne, Michigan,
                        Airport Revenue, 3.70%, 04/01/98 (b) .......    1,000,000    1,000,000
                Michigan State General Obligation,
                        4.50%, 09/30/98 ............................      790,000      793,020
                                                                                     ---------
                                                                                     1,793,020
                                                                                     ---------

        Missouri (3.4%)
                City of Columbia Missouri Special Obligation
                        Insurance Reserve, Series A,
                        3.70%, 04/01/98 (b) ........................      200,000      200,000
                Missouri Higher Education Loan Authority
                        Student Loan Revenue, Series B,
                        3.80%, 04/01/98 (b) ........................      400,000      400,000
                Health & Education Facilities Authority of the
                        State of Missouri, 3.50%, 04/01/98 (b) .....      300,000      300,000
                                                                                     ---------
                                                                                       900,000
                                                                                     ---------

        Nebraska (2.9%)
                Nebraska Higher Education Loan Program,
                        3.80%, 04/01/98 (b) ........................      400,000      400,000
                        3.80%, 04/01/98 (b) ........................      350,000      350,000
                                                                                     ---------
                                                                                       750,000
                                                                                     ---------

        Nevada (3.1%)
                Clark County, Nevada Airport System
                        Subordinated Lien Revenue, Series A-1,
                        3.65%, 04/01/98 (b) ........................      800,000      800,000
                                                                                     ---------

        New Mexico (1.8%)
                New Mexico State Tax & Revenue Anticipation
                        Notes, 4.50%, 06/30/98 .....................      480,000      480,726
                                                                                     ---------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Tax-Free Money Market Fund (Continued)
March 31, 1998

                                                                       Principal      Market
Name of Issuer                                                           Amount      Value (a)
----------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)

        North Carolina (1.5%)
                North Carolina Educational Facilities Finance
                        Agency Bowman Gray School,
                        3.60%, 04/02/98 (b) ........................  $   400,000  $   400,000
                                                                                     ---------

        Ohio (0.8%)
                Student Loan Funding Corporation Cincinnati,
                        Ohio Student Loan Revenue, Series A,
                        3.80%, 04/01/98 (b) ........................      200,000      200,000
                                                                                     ---------


        Oregon (3.4%)
                Oregon State General Obligation,
                        4.50%, 08/01/98 ............................      880,000      882,533
                                                                                     ---------

        Pennsylvania (5.0%)
                Allegheny County, Pennsylvania Hospital
                        Development Authority Hospital Revenue,
                        Series B, 3.65%, 04/01/98 (b) ..............      500,000      500,000
                Delaware Valley, Pennsylvania Regional
                        Finance Authority, Local Government
                        Revenue, 3.65%, 04/01/98 (b) ...............      300,000      300,000
                        3.65%, 04/01/98 (b) ........................      500,000      500,000
                                                                                     ---------
                                                                                     1,300,000
                                                                                     ---------

        Tennessee (1.3%)
                Health & Educational Facilities Board of the
                        Metropolitan Government of Nashville &
                        Davidson County, 4.50%, 07/01/98 ...........      350,000      350,464
                                                                                     ---------

        Texas (7.6%)
                Guadalupe Blanco River Authority Texas
                        Pollution Control Revenue, Central Power &
                        Light Project, 3.80%, 04/01/98 (b) .........      800,000      800,000
                Panhandle-Plains, Texas Higher Education
                        Authority Student Loan Revenue, Series A,
                        3.75%, 04/01/98 (b) ........................      600,000      600,000
                Texas State Tax & Revenue Anticipation Notes,
                        Series A, 4.75%, 08/31/98 ..................      600,000      602,188
                                                                                     ---------
                                                                                     2,002,188
                                                                                     ---------

        Virginia (4.0%)
                Newport News, Virginia General Obligation,
                        6.88%, 12/01/98 ............................    1,000,000    1,046,128
                                                                                     ---------

        Washington (1.9%)
                Seattle, Washington General Obligation,
                        4.50%, 03/01/99 ............................      500,000      504,000
                                                                                     ---------

        West Virginia (2.7%)
                Marion County, West Virginia Solid Waste
                        Disposal Facilities Revenue,
                        3.75%, 04/01/98 (b) ........................      700,000      700,000
                                                                                     ---------

        Wisconsin (2.7%)
                Wisconsin State General Obligation, 4.75%,
                        4.75%, 05/01/98 ............................  $   500,000  $   500,309
                        6.90%, 05/01/98 ............................      200,000      200,463
                                                                                     ---------
                                                                                       700,772
                                                                                     ---------

        Wyoming (3.4%)
                City of Kemmerer, Wyoming Pollution Control
                        Revenue, 3.75%, 04/01/98 (b) ...............      900,000      900,000
                                                                                     ---------

Total Municipal Short-Term Securities
        (cost: $26,172,089) ........................................                26,172,089
                                                                                    ----------

Other Short-Term Securities (0.0%)
        Seven Seas Tax Free Money Market Fund,
                3.11%, 04/01/98 ....................................        5,099        5,099
                                                                                    ----------

Total Other Short-Term Securities (cost: $5,099) ...................                     5,099
                                                                                    ----------

Total Investments in Securities
        (cost: $26,177,188)(c)(99.0%) ..............................                26,177,188
Other Assets Less Liabilities (1.0%) ...............................                   255,838
                                                                                    ----------
Net Assets (100.0%) ................................................               $26,433,026
                                                                                   ===========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjused or until the principal can be recovered be demand.
(c)  Cost is the same for federal income tax purposes.

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Short-Term Bond Fund
March 31, 1998

[PIE CHART APPEARS HERE]
U.S. Government Agency Securities                                    10%
U.S. Treasury Notes & Bonds                                          51%
Corporate Bonds                                                      38%

Investment Categories Reflect Percentages of Investments in Securities

                                                                Principal        Market
Name of Issuer                                                    Amount        Value (a)
------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)

Corporate Bonds (38.2%)
        Banking (3.4%)
                Bankers Trust - New York, 9.50%, 06/14/00 ..   $   470,000   $   501,138
                First Chicago, 9.00%, 06/15/99 .............        30,000        30,975
                MBNA Corporation
                        6.10%, 12/15/00 ....................       450,000       447,750
                        6.88%, 10/01/99 ....................       210,000       212,100
                Northern Trust
                        6.50%, 05/01/03 ....................     1,000,000     1,013,750
                        9.00%, 05/15/98 ....................       100,000       100,340
                                                                             -----------
                                                                               2,306,053
                                                                             -----------

        Financial Services (10.4%)
                Associates Corporation, N.A ................
                        6.00%, 03/15/00 ....................       250,000       250,000
                        6.75%, 10/15/99 ....................        16,000        16,143
                Bear Stearns Company, 9.13%, 04/15/98 ......        30,000        30,032
                CIT Group Holdings, 6.38%, 11/15/02 ........     1,000,000     1,000,000
                Donaldson Lufkin & Jennrette,
                        6.38%, 05/26/00 ....................     1,000,000     1,003,750
                Fairfax Financial Holdings, 7.75%, 12/15/03      1,000,000     1,040,000
                Finova Capital Corporation, 6.28%, 11/01/99      1,000,000     1,000,370
                General Motors Acceptance Corporation
                        5.63%, 02/15/01 ....................       200,000       198,000
                        7.75%, 01/15/99 ....................       500,000       506,215
                Golden West Financial, 10.25%, 12/01/00 ....       255,000       280,819
                Heller Financial, 9.13%, 08/01/99 ..........       100,000       103,747
                Lehman Brothers Holdings Corporation,
                        8.88%, 11/01/98 ....................       150,000       152,373
                Paine Webber Group, 9.25%, 12/15/01 ........       600,000       654,000
                Penske Truck Leasing, 6.65%, 11/01/00 ......       750,000       762,188
                                                                             -----------
                                                                               6,997,635
                                                                             -----------

        Food Products (1.5%)
                Tyson Foods Incorporated, 6.00%, 01/15/03 ..     1,000,000       985,000
                                                                             -----------
                                                                                 985,000
                                                                             -----------

        Industrial Conglomerate (15.4%)
                Anheuser Busch Company, 8.75%, 12/01/99 ....       100,000       104,500
                Boise Cascade Company, 9.90%, 03/15/00 .....       603,000       638,426
                Continental Cablevision, 8.50%, 09/15/01 ...   $   600,000   $   640,500
                Cox Communications Incorporated - New,
                        8.55%, 06/01/00 ....................        40,000        41,950
                Cox Communications Incorporated,
                        6.38%, 06/15/00 ....................       100,000       100,500
                Eaton Off Shore, 9.00%, 02/15/01 ...........       750,000       808,125
                Enron Corporation, 9.13%, 04/01/03 .........       710,000       797,863
                General Motors Acceptance Corporation,
                        6.88%, 07/15/01 ....................       300,000       305,625
                Hertz Corporation, 7.38%, 06/15/01 .........     1,000,000     1,028,750
                Ingersoll-Rand, 6.26%, 02/15/01 ............     1,000,000     1,005,000
                International Paper Company,
                        9.70%, 03/15/00 ....................       150,000       160,125
                Lockheed Corporation, 9.38%, 10/15/99 ......        71,000        74,373
                Loews Corporation, 8.50%, 04/15/98 .........       400,000       400,296
                News America Holdings, 7.50%, 03/01/00 .....     1,000,000     1,025,000
                Pepsico Incorporated, 7.75%, 10/01/98 ......       100,000       100,765
                Philip Morris, 7.50%, 04/01/04 .............     2,000,000     2,087,500
                Sony Corporation, 6.13%, 03/04/03 ..........     1,000,000       995,000
                Texaco Capital Incorporated, 9.00%, 12/15/99        65,000        68,169
                                                                             -----------
                                                                              10,382,466
                                                                             -----------


        Retailing (0.8%)
                Penney J.C. & Company, 6.95%, 04/01/00 .....       450,000       457,875
                Wal-Mart Stores, 6.75%, 05/15/02 ...........       100,000       102,250
                                                                             -----------
                                                                                 560,125
                                                                             -----------

        Transportation (0.2%)
                Southwest Airlines, 9.40%, 07/01/01 ........       150,000       163,500
                                                                             -----------
                                                                                 163,500
                                                                             -----------

        Utilities (6.5%)
                Alabama Power Company, 6.38%, 08/01/99 .....        30,000        30,150
                Baltimore Gas & Electric, 8.93%, 07/16/98 ..       100,000       100,875
                Consolidated Natural Gas, 8.75%, 06/01/99 ..       465,000       478,950
                National Rural Utilities, 6.75%, 09/01/01 ..       300,000       306,375
                Orange & Rockland Utility, 9.38%, 03/15/00 .       275,000       291,500
                Philadelphia Electric, 8.00%, 04/01/02 .....     1,000,000     1,061,250
                Potomac Capital Investment, 6.80%, 09/12/01      1,000,000     1,006,250
                Public Service Electric & Gas,
                        8.75%, 07/01/99 ....................     1,000,000     1,031,250
                Southern California Edison, 8.25%, 02/01/00         60,000        62,325
                                                                             -----------
                                                                               4,368,925
                                                                             -----------

Total Corporate Bonds (cost: $25,648,693) ..................                  25,763,704
                                                                             -----------

U.S. Government And Agency Securities (61.2%)
        U.S. Treasury Notes (51.0%)
                5.13%, 11/30/98 ............................       600,000       598,614
                5.50%, 04/15/00 ............................     1,600,000     1,596,592
                5.50%, 12/31/00 ............................     2,800,000     2,789,136
                5.50%, 01/31/03 ............................     1,500,000     1,489,020
                5.88%, 11/15/99 ............................     1,200,000     1,204,752
                6.00%, 08/15/99 ............................     1,750,000     1,758,960
                6.13%, 07/31/00 ............................     3,500,000     3,536,995
                6.25%, 04/30/01 ............................     1,500,000     1,524,180

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Short-Term Bond Fund (Continued)
March 31, 1998

                                                                Principal        Market
Name of Issuer                                                    Amount        Value (a)
------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
                6.38%, 01/15/99 ............................   $   675,000   $   679,313
                6.63%, 06/30/01 ............................       350,000       359,538
                6.88%, 03/31/00 ............................       550,000       562,986
                7.00%, 04/15/99 ............................     2,200,000     2,231,900
                7.13%, 02/29/00 ............................       650,000       667,557
                7.50%, 05/15/02 ............................     5,550,000     5,912,526
                7.50%, 10/31/99 ............................       650,000       668,213
                7.75%, 01/31/00 ............................     1,950,000     2,021,175
                7.75%, 12/31/99 ............................     1,500,000     1,552,575
                8.50%, 02/15/00 ............................       700,000       735,266
                8.88%, 05/15/00 ............................     1,150,000     1,224,003
                9.13%, 05/15/99 ............................     3,200,000     3,320,992
                                                                             -----------
                                                                              34,434,291
                                                                             -----------

U.S. Agency Securities (10.2%)
        Federal Home Loan Bank (0.6%)
               5.89%, 07/24/00 ............................        200,000       200,276
               5.94%, 06/13/00 ............................        200,000       200,468
                                                                             -----------
                                                                                 400,744
                                                                             -----------

        Federal Home Loan Mortgage Corporation (3.1%)
               5.50%, 05/01/01 ...........................         207,610       204,300
               5.50%, 06/01/01 ...........................         189,456       186,438
               6.00%, 06/01/01 ...........................          88,312        88,118
               6.00%, 06/01/01 ..........................          397,972       397,100
               6.00%, 04/01/99 ...........................         126,866       126,588
               6.50%, 05/01/01 ...........................         376,367       378,719
               6.50%, 12/01/99 ...........................         343,889       348,294
               7.00%, 09/01/01 ...........................         306,290       310,691
               7.75%, 11/07/01 ...........................          50,000        53,056
                                                                             -----------
                                                                               2,093,304
                                                                             -----------

        Federal National Mortgage Association (4.9%)
               6.00%, 03/01/05 ...........................         999,066       992,502
               7.50%, 02/11/02 ...........................       1,500,000     1,584,795
               8.25%, 12/18/00 ...........................         225,000       238,626
               9.05%, 04/10/00 ...........................         475,000       503,894
                                                                             -----------
                                                                               3,319,817
                                                                             -----------

        Student Loan Mortgage Association (1.6%)
               6.05%, 09/14/00 ...........................       1,100,000     1,105,148
                                                                             -----------

Total U.S. Government And Agency Securities
        (cost: $41,065,015) ................................                 $41,353,304
                                                                             -----------

Short-Term Securities (0.6%)
        State Street Bank & Trust Co.,
                Master Repurchase Agreement, 4.25%,
                Dated 3/31/98 due 4/1/98, Collateralized
                by U.S. Government Securities
               (delivery value $392,493) ...................   $   392,447       392,447
                                                                             -----------

Total Short-Term Securities (cost: $392,447) ...............                     392,447
                                                                             -----------

Total Investments in Securities
        (cost: $67,106,155)(b)(90.6%) ......................                  67,509,456
Other Assets Less Liabilities (9.4%) .......................                   7,024,799
                                                                             -----------
Net Assets (100.0%) ........................................                 $74,534,255
                                                                             ===========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $498,470
        Gross unrealized depreciation            (95,169)
                                                 -------
        Net unrealized appreciation             $403,301
                                                ========

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin U.S. Government Income Fund
March 31, 1998

[PIE CHART APPEARS HERE]
U.S. Government Agency Securities                                     6%
U.S. Treasury Notes & Bonds                                          37%
Mortgage-Backed Securities                                           57%

Investment Categories Reflect Percentages of Investments in Securities

                                                                Principal        Market
Name of Issuer                                                    Amount        Value (a)
------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)

Mortgage-Backed Securities (56.9%):
        Government National Mortgage Association (16.9%):
                7.00%, 02/15/28 (b) ......................   $   7,000,000    $   7,056,840
                7.50%, 03/15/24 ..........................       2,906,122        2,991,475
                7.50%, 03/15/26 ..........................         854,884          876,786
                7.50%, 06/15/27 ..........................       3,599,724        3,691,949
                8.00%, 10/15/24 ..........................         356,503          369,201
                8.00%, 12/15/24 ..........................         244,015          252,706
                8.00%, 05/15/26 ..........................       1,487,307        1,540,285
                8.00%, 06/15/26 ..........................         743,000          769,466
                8.00%, 02/15/27 ..........................       1,786,406        1,850,038
                12.50%, 12/15/10 .........................          24,257           28,259
                12.50%, 06/15/14 .........................          29,030           33,819
                12.50%, 06/15/15 .........................          16,863           19,645
                13.00%, 08/15/12 .........................          35,089           41,054
                                                                               ------------
                                                                                 19,521,525
                                                                               ------------

        Federal Home Loan Mortgage Corporation (4.9%):
                6.59%, 02/15/21 ..........................       3,550,000        3,639,859
                7.00%, 01/15/24 ..........................       2,000,000        2,059,800
                                                                               ------------
                                                                                  5,699,659
                                                                               ------------


        Federal National Mortgage Association (30.9%):
                6.20%, 06/25/19 ..........................       1,483,043        1,489,420
                6.25%, 06/25/19 ..........................       4,200,000        4,196,346
                6.35%, 04/25/27 (b) ......................       4,378,838        4,425,363
                6.50%, 04/01/13 (b) ......................       3,000,000        3,002,790
                6.50%, 03/01/28 ..........................       2,000,000        1,974,360
                6.75%, 07/18/19 ..........................       6,000,000        6,068,880
                7.00%, 03/01/27 ..........................       4,819,260        4,879,501
                7.50%, 02/01/28 (b) ......................       5,000,000        5,125,000
                8.10%, 08/12/19 ..........................       1,000,000        1,216,480
                9.00%, 05/25/20 ..........................       3,000,000        3,243,030
                                                                               ------------
                                                                                 35,621,170
                                                                               ------------

        Federal Home Loan Mortgage Corporation (3.1%):
                6.35%, 03/15/25 ..........................       3,572,045        3,588,230
                                                                               ------------

        Collateralized Mortgage Obligations (1.1%):
                L. F. Rothschild Mortgage Trust, Series 3,
                        Class Z, 9.95%, 09/01/17 .........   $   1,157,996    $   1,285,457
                                                                               ------------

Total Mortgage-Backed Securities (cost: $64,791,696) .....                       65,716,042
                                                                               ------------

U.S. Government Securities (36.9%):
        U.S. Treasury Bonds (20.1%):
                6.25%, 08/15/23 ..........................       5,000,000        5,151,550
                8.13%, 08/15/19 ..........................       4,000,000        5,002,000
                12.00%, 08/15/13 .........................       8,850,000       12,995,783
                                                                               ------------
                                                                                 23,149,333
                                                                               ------------

        U.S. Treasury Notes (16.8%):
                5.75%, 11/15/00 ..........................       2,400,000        2,405,568
                6.13%, 12/31/01 ..........................       4,000,000        4,056,200
                6.13%, 08/15/07 ..........................       5,000,000        5,138,150
                6.25%, 08/31/02 ..........................       5,000,000        5,104,500
                7.00%, 07/15/06 ..........................       2,500,000        2,700,150
                                                                               ------------
                                                                                 19,404,568
                                                                               ------------

Total U.S. Government Securities
        (cost: $41,689,081) ..............................                       42,553,901
                                                                               ------------

Short-Term Securities (6.1%):
        Federal Home Loan Mortgage Corporation (6.1%):
                5.70%, 04/01/98 (c) ......................       6,990,000        6,990,000
                                                                               ------------

Total Short-Term Securities (cost: $6,990,000) ...........                        6,990,000
                                                                               ------------


Total Investments in Securities
        (cost: $113,470,776)(d)(112.6%) ..................                      115,259,942
Other Assets Less Liabilities (-12.6%) ...................                      (12,932,384)
                                                                               ------------
Net Assets (100.0%) ......................................                    $ 102,327,558
                                                                               ============

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future. The total cost basis of such securities is $16,979,727.
(c)  Rate represents annualized yield to maturity at March 31, 1998.
(d) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $1,907,561
        Gross unrealized depreciation             (118,395)
                                                  --------
        Net unrealized appreciation             $1,789,166
                                                ==========


                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Bond Fund
March 31, 1998

[PIE CHART APPEARS HERE]
U.S. Government Agency Securities                                     9%
U.S. Treasury Notes & Bonds                                          13%
Corporate Bonds                                                      73%
Other                                                                 5%

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Asset Backed Securities (2.8%):
        Banking (1.4%):
                Capital Equipment Receivables Trust, 6.28%,
                        06/15/00 .....................................   $  519,000   $  521,989
                CIT Revenue Trust, 6.20%, 10/16/06 ...................      504,000      505,722
                                                                                     -----------
                                                                                       1,027,712
                                                                                     -----------

        Autos (1.4%):
                World Omni Automobile Lease Securitization
                        Trust, Series 1997-A
                        6.20%, 11/25/03 ..............................      474,000      475,778
                        6.85%, 06/25/03 ..............................      505,000      511,565
                                                                                     -----------
                                                                                         987,343
                                                                                     -----------

Total Asset Backed Securities (cost: $2,007,256) .....................                 2,015,054
                                                                                     -----------

Corporate Bonds (72.9%):
        Autos (7.8%):
                Ford Motor Credit Corp. ..............................
                        6.85%, 08/15/00 ..............................      250,000      254,375
                        7.40%, 11/01/46 ..............................      825,000      875,531
                        8.20%, 02/15/02 ..............................      500,000      533,750
                General Motors Acceptance Corporation
                        6.13%, 01/22/08 ..............................      690,000      673,613
                        6.63%, 09/19/02 ..............................      455,000      460,688
                        6.88%, 07/15/01 ..............................       15,000      219,031
                        7.13%, 05/01/01 ..............................    2,110,000    2,165,388
                        9.63%, 05/15/00 ..............................      100,000      106,875
                        9.63%, 12/01/00 ..............................      350,000      379,750
                                                                                     -----------
                                                                                       5,669,000
                                                                                     -----------

        Banking (12.0%):
                Abbey National First Capital Corporation,
                        8.20%, 10/15/04 (b) ..........................      175,000      192,281
                BankAmerica Corporation
                        6.63%, 08/01/07 ..............................    1,000,000    1,006,250
                        6.63%, 10/15/07 ..............................       95,000       95,475
                        7.50%, 10/15/02 ..............................      150,000      156,750
                Branch Banking & Trust Corporation, 7.25%,
                        06/15/07 .....................................      690,000      725,363
                Capital One Bank, 6.83%, 08/16/99 ....................   $  300,000   $  301,500
                Chase Manhattan Bank, 7.13%, 03/01/05 ................      400,000      414,500
                Citicorp, 8.00%, 02/01/03 ............................    1,000,000    1,066,250
                First National Bank of Boston, 7.38%,
                        09/15/06 .....................................      270,000      285,188
                First Security Corporation, 6.88%, 11/15/06 ..........      155,000      158,488
                First Union Corporation, 9.45%, 08/15/01 .............      246,000      270,600
                Fleet Financial Group, 7.13%, 04/15/06 ...............      335,000      347,981
                Golden West Financial, 7.88%, 01/15/02 ...............      250,000      262,813
                MBNA Corporation, 6.92%, 05/30/00 ....................      495,000      501,806
                Morgan J.P. & Company
                        7.63%, 09/15/04 ..............................      250,000      266,563
                        7.63%, 11/15/98 ..............................      250,000      252,335
                NationsBank Corporation
                        5.38%, 04/15/00 ..............................      300,000      296,250
                        6.38%, 02/15/08 ..............................      680,000      674,900
                        6.80%, 03/15/28 ..............................      230,000      226,550
                        7.25%, 10/15/25 ..............................      275,000      288,750
                PNC Institute Capital Cl B, 8.32%, 05/15/27 ..........      500,000      542,500
                Shawmut Bank, 8.63%, 02/15/05 ........................      400,000      447,000
                                                                                     -----------
                                                                                       8,780,091
                                                                                     -----------

        Communications (2.3%):
                360 Communications Company, 7.60%,
                        04/01/09 .....................................      100,000      107,750
                Cable & Wireless Communications, 6.38%,
                        03/06/03 .....................................      180,000      179,100
                GTE South, 6.00%, 02/15/08 ...........................      250,000      242,500
                WorldCom Incorporated
                        7.55%, 04/01/04 ..............................      675,000      708,750
                        7.75%, 04/01/07 ..............................      390,000      421,200
                                                                                     -----------
                                                                                       1,659,300
                                                                                     -----------

        Electric Utilities (0.4%):
                Avon Energy Partners Holdings, 6.73%,
                12/11/02 .............................................      300,000      301,500
                                                                                     -----------

        Financial Services (21.5%):
                Aegon, 8.00%, 08/15/06 (b) ...........................      314,000      346,185
                American Telephone & Telegraph Capital
                        Corporation, 5.65%, 01/15/99 .................      390,000      388,545
                Associates Corporation, N.A ..........................
                        6.63%, 05/15/01 ..............................       80,000       81,200
                        6.75%, 07/15/01 ..............................      104,000      105,950
                Bear Stearns Company
                        6.50%, 06/15/00 ..............................      225,000      227,250
                        7.63%, 09/15/99 ..............................      250,000      255,338
                CIT Group Holdings, 8.75%, 04/15/98 ..................      110,000      110,101
                Donaldson Lufkin & Jenrette, 6.88%, 11/01/05 .........      294,000      300,983
                Finova Capital Corporation
                        5.98%, 02/27/01 ..............................    1,146,000    1,137,405
                        6.22%, 03/01/00 ..............................      745,000      745,000
                Household Finance Company, 6.58%, 05/17/99 ...........      435,000      436,910
                Jefferson-Pilot Capital Trust Cl A, 8.14%,
                        01/15/46 .....................................      500,000      523,750
                Jefferson-Pilot Capital Trust Cl B, 8.29%,
                        03/01/46 .....................................      100,000      106,500

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Bond Fund (Continued)
March 31, 1998

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
                Lehman Brothers Incorporated
                        6.13%, 02/01/01 ..............................   $  550,000   $  547,250
                        6.65%, 11/08/00 ..............................      502,000      506,393
                        8.50%, 05/01/07 ..............................      950,000    1,075,875
                Lincoln National Corporation, 7.25%, 05/15/05 ........      165,000      173,044
                Merrill Lynch & Company Incorporated
                        6.00%, 02/12/03 ..............................    1,000,000      987,500
                        6.25%, 01/15/06 ..............................      230,000      228,563
                        7.38%, 08/17/02 ..............................      200,000      208,750
                Morgan Stanley Group, 8.88%, 10/15/01 ................      300,000      325,125
                Paine Webber Group
                        6.79%, 07/01/03 ..............................      375,000      379,219
                        7.39%, 10/16/17 ..............................      415,000      425,375
                        7.63%, 10/15/08 ..............................       40,000       42,500
                        7.81%, 02/13/17 ..............................      165,000      175,519
                        8.06%, 01/17/17 ..............................      255,000      279,863
                        8.25%, 05/01/02 ..............................      200,000      212,750
                Safeco Capital Trust, 8.07%, 07/15/37 ................      500,000      525,000
                Salomon Incorporated
                        6.50%, 03/01/00 ..............................      182,000      183,365
                        7.00%, 05/15/99 ..............................      280,000      282,562
                        7.59%, 01/28/00 ..............................      300,000      307,875
                Salomon Smith Barney Holdings, 7.13%,
                        10/01/06 .....................................      345,000      359,231
                Sears Roebuck Acceptance, 6.00%, 03/20/03 ............    1,075,000    1,062,906
                Travelers Property Casualty Corp. ....................
                        6.75%, 04/15/01 ..............................      500,000      509,375
                        6.75%, 11/15/06 ..............................      230,000      234,600
                US Leasing International, 8.75%, 12/01/01 ............      505,000      547,294
                USF&G Corporation, 8.38%, 06/15/01 ...................      575,000      606,625
                Zurich Capital Trust I, 8.38%, 06/01/37 ..............      665,000      724,850
                                                                                     -----------
                                                                                      15,676,523
                                                                                     -----------

        Industrial Conglomerate (27.4%):
                Black & Decker
                        7.00%, 02/01/06 ..............................       50,000       51,500
                        7.50%, 04/01/03 ..............................      185,000      193,325
                Brunswick Corporation, 7.13%, 08/01/27 ...............      700,000      713,125
                Burlington Industries, 7.25%, 08/01/27 ...............      500,000      511,250
                Coastal Corporation, 8.13%, 09/15/02 .................      165,000      176,138
                Coca Cola Company, 7.88%, 09/15/98 ...................      200,000      201,602
                Columbia/HCA Healthcare
                        6.91%, 06/15/05 ..............................      300,000      279,750
                        7.15%, 03/30/04 ..............................      250,000      237,500
                Comdisco Incorporated, 6.36%, 01/25/99 ...............      210,000      210,525
                ConAgra Incorporated, 6.70%, 08/01/27 ................      343,000      350,718
                CPC International Incorporated, 6.15%,
                        01/15/06 .....................................      350,000      346,938
                CSR America Incorporated, 6.88%, 07/21/05 ............      300,000      308,625
                Embotelladora Andina SA,
                        7.00%, 10/01/07 (b) ..........................      560,000      548,100
                Federated Department Stores, 8.13%, 10/15/02 .........      355,000      379,850
                Fort James Corporation, 6.88%, 09/15/07 ..............      615,000      624,225
                Fortune Brands Incorporated, 7.50%, 05/15/99 .........      120,000      121,800
                Hearst-Argyle Television Incorporated, 7.50%,
                        11/15/27 .....................................      725,000      735,875
                Hilton Hotels Corporation, 7.38%, 06/01/02 ...........      369,000      374,074
                Honeywell Incorporated, 6.60%, 04/15/01 ..............      400,000      406,000
                Hyder PLC, 6.75%, 12/15/04 (b) .......................   $1,000,000   $1,003,750
                Ingersoll-Rand, 6.26%, 02/15/01 ......................      675,000      678,375
                International Business Machines Corporation,
                        6.38%, 06/15/00 ..............................      200,000      202,000
                International Paper Company, 9.70%, 03/15/00 .........      160,000      170,800
                Interpool Incorporated, 7.20%, 08/01/07 ..............      600,000      601,500
                Lockheed Martin Corporation
                        7.25%, 05/15/06 ..............................      145,000      152,794
                        7.75%, 05/01/26 ..............................      520,000      581,100
                Nabisco Incorporated, 6.00%, 02/15/11 ................      540,000      535,275
                News America Holdings, 7.50%, 03/01/00 ...............      325,000      333,125
                Noble Drilling Corporation, 9.13%, 07/01/06 ..........      625,000      691,406
                Norcen Energy Resources, 7.38%, 05/15/06 .............      120,000      126,000
                Occidental Petroleum, 7.09%, 09/08/99 ................       65,000       65,813
                Pepsico Incorporated, 7.75%, 10/01/98 ................      300,000      302,295
                Potash Corporation Saskatchewan, 7.13%,
                        06/15/07 (b) .................................      330,000      339,488
                Raytheon Co
                        5.95%, 03/15/01 ..............................      730,000      727,263
                        6.45%, 08/15/02 ..............................    1,070,000    1,078,025
                Royal Caribbean Cruises
                        7.13%, 09/18/02 ..............................      426,000      437,183
                        7.25%, 08/15/06 ..............................      111,000      115,440
                        7.50%, 10/15/27 ..............................      245,000      249,594
                Sears Roebuck & Company
                        9.25%, 04/15/98 ..............................      165,000      165,162
                        9.35%, 07/06/98 ..............................      100,000      100,785
                        9.38%, 04/08/98 ..............................      300,000      300,129
                Sony Corporation, 6.13%, 03/04/03 ....................      100,000       99,500
                Staples Incorporated, 7.13%, 08/15/07 ................      775,000      795,344
                USG Corporation, 9.25%, 09/15/01 .....................    1,012,000    1,099,258
                U.S.A. Waste Services, 7.13%, 10/01/07 ...............      495,000      514,181
                Wal-Mart Stores, 8.63%, 04/01/01 .....................      350,000      374,500
                WMX Technology Incorporated
                        7.70%, 10/01/02 ..............................    1,145,000    1,197,956
                        8.25%, 11/15/99 ..............................      200,000      205,250
                                                                                     -----------
                                                                                      20,014,207
                                                                                     -----------

        Transportation (1.0%):
                Southwest Airlines, 7.88%, 09/01/07 ..................      200,000      219,750
                Union Pacific Corporation
                        7.38%, 05/15/01 ..............................      250,000      258,125
                        9.63%, 12/15/02 ..............................      200,000      225,000
                                                                                     -----------
                                                                                         702,875
                                                                                     -----------

        Utilities (0.5%):
                Florida Power & Light, 5.38%, 04/01/00 ...............      305,000      301,950
                Virginia Electric & Power, 8.88%, 06/01/99 ...........      125,000      129,063
                                                                                     -----------
                                                                                         431,013
                                                                                     -----------

Total Corporate Bonds (cost: $52,436,695) ............................                53,234,509
                                                                                     -----------

U.S. Government And Agency Securities (21.5%):
        U.S. Government Securities (13.2%):
                U.S. Treasury Bonds (6.3%):
                        7.25%, 08/15/22 ..............................    4,294,000    4,955,362
                                                                                     -----------


                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Bond Fund (Continued)
March 31, 1998

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        U.S. Treasury Notes (6.9%):
                        5.88%, 11/15/99 ..............................   $  816,000   $  819,231
                        6.38%, 08/15/02 ..............................      506,000      519,080
                        6.50%, 10/15/06 ..............................      264,000      276,859
                        6.75%, 05/31/99 ..............................    3,738,000    3,786,295
                                                                                     -----------
                                                                                       5,401,466
                                                                                     -----------

        U.S. Agency Securities (8.9%):
                Government National Mortgage Association (5.3%):
                        7.00%, 11/15/23 ..............................      314,411      317,455
                        7.50%, 12/15/23 ..............................      560,849      577,321
                        8.00%, 07/15/17 ..............................      322,049      334,728
                        8.00%, 06/15/27 ..............................      237,404      245,860
                        8.00%, 08/15/27 ..............................    1,879,118    1,946,052
                        9.00%, 12/15/21 ..............................      249,258      315,960
                        9.00%, 12/15/21 ..............................      109,649      118,592
                                                                                     -----------
                                                                                       3,855,968
                                                                                     -----------

                Federal Home Loan Mortgage Corporation (0.1%):
                        7.00%, 04/01/13 (c) ..........................      102,000      103,785
                                                                                     -----------

                Federal National Mortgage Association (3.5%):
                        6.00%, 04/01/04 ..............................      354,637      352,307
                        6.50%, 04/01/13 (c) ..........................    1,057,000    1,057,983
                        6.86%, 06/17/11 ..............................      150,000      154,125
                        7.00%, 07/01/22 ..............................       76,780       77,523
                        7.00%, 07/01/23 ..............................      216,239      218,332
                        7.00%, 08/01/26 ..............................       93,954       94,863
                        7.00%, 09/01/26 ..............................      162,722      164,297
                        7.00%, 11/01/26 ..............................       23,792       24,022
                        7.50%, 09/01/11 ..............................       80,669       82,938
                        7.54%, 06/01/16 ..............................      320,740      340,585
                                                                                     -----------
                                                                                       2,566,975
                                                                                     -----------

Total U.S. Government And Agency Securities
        (cost: $16,882,707) ..........................................               $16,883,556
                                                                                     -----------

Short-Term Securities (1.2%):
        Repurchase Agreement
                State Street Bank & Trust Co., Master
                        Repurchase Agreement, 4.25%, dated
                        3/31/98 due 4/1/98, Collateralized by
                        U.S. Government Securities
                        (delivery value $879,949) ....................   $  879,846   $  879,846
                                                                                     -----------

Total Short-Term Securities (cost: $879,846) .........................                   879,846
                                                                                     -----------

Total Investments in Securities
        (cost: $72,206,503)(d)(93.1%) ................................                73,012,965
Other Assets Less Liabilities (6.9%) .................................                 5,428,841
                                                                                     -----------
Net Assets (100.0%) ..................................................               $78,441,806
                                                                                     ===========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) U.S. dollar denominated securities issued by foreign corporations and/or governments
(c) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future. The total cost basis of such securities is $1,155,096.
(d) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $984,809
        Gross unrealized depreciation           (178,347)
                                                --------
        Net unrealized appreciation             $806,462
                                                ========

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Municipal Bond Fund
March 31, 1998

[PIE CHART APPEARS HERE]
General Obligations                                                  33%
Transportation                                                        5%
Water                                                                 9%
Electric                                                              4%
Sewer                                                                 5%
Education                                                            11%
Sales Tax                                                             5%
Pre-refunded                                                          5%
Industrial Development                                               10%
Healthcare                                                            3%
Housing                                                               2%
Other                                                                 8%

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Municipal Long-Term Securities (91.8%):
        Alaska (3.6%):
                Alaska Student Loan Revenue,
                        5.25%, 07/01/07 ..............................   $  500,000   $  520,000
                                                                                      ----------

        Arizona (3.6%):
                Arizona State University Revenue System,
                        7.00%, Pre-refunded to 07/01/02 ..............      250,000      279,688
                Phoenix, Arizona, Series A, General
                        Obligation, 6.25%, 07/01/17 ..................      200,000      233,250
                                                                                      ----------
                                                                                         512,938
                                                                                      ----------

        California (0.7%):
                California State Department of Water
                        Resources, 5.00%, 12/01/22 ...................      100,000       96,625
                                                                                      ----------

        Colorado (1.0%):
                Arapahoe County, Colorado Capital Improvement
                        Trust Fund Highway Revenue,
                        6.90%, Pre-refunded to 08/31/03 ..............      125,000      148,125
                                                                                      ----------

        Dist Of Columbia (4.8%):
                District of Columbia Water & Sewer Authority
                        Public Utility Revenue Bond,
                        5.50%, 10/01/17 ..............................      500,000      525,625
                District of Columbia, American Association
                        for the Advancement of Science, Revenue,
                        6.00%, 01/01/09 ..............................      150,000      166,313
                                                                                      ----------
                                                                                         691,938
                                                                                      ----------

        Florida (4.3%):
                Dade County, Florida Aviation Revenue,
                        5.50%, 10/01/07 ..............................      200,000      213,750
                Dade County, Florida General Obligation,
                        7.70%, 10/01/08 ..............................      200,000      251,750
                Florida State Board of Education Capital
                        Outlay Public Education, 5.75%, 06/01/15 .....      150,000      158,438
                                                                                      ----------
                                                                                         623,938
                                                                                      ----------

        Georgia (1.3%):
                Georgia State General Obligation,
                        7.20%, 03/01/08 ..............................   $  150,000   $  182,438
                                                                                      ----------

        Hawaii (1.2%):
                State of Hawaii, General Obligation,
                        6.00%, 09/01/09 ..............................      150,000      167,625
                                                                                      ----------

        Idaho (1.4%):
                Idaho Housing & Finance Association, Single
                        Family Mortgage, 5.20%, 07/01/27 .............      200,000      203,500
                                                                                      ----------

        Illinois (7.5%):
                Du Page County, Illinois General Obligation
                        Revenue Bond, Stormwater Project,
                        5.60%, 01/01/21 ..............................      250,000      270,313
                Illinois Educational Facilities Authority
                        Revenue, Northwestern University,
                        5.10%, 11/01/32 ..............................      450,000      463,500
                Metropolitan Pier & Exposition Authority
                        Dedicated State Tax Revenue,
                        4.30%, 06/15/01 (b) ..........................      400,000      349,000
                                                                                      ----------
                                                                                       1,082,813
                                                                                      ----------

        Indiana (0.8%):
                Wa-Nee Elementary/High School Building
                        Corporation, Revenue, 6.50%,
                        pre-refunded to 01/15/04 .....................      100,000      112,500
                                                                                      ----------

        Massachusetts (5.8%):
                Massachusetts Bay Transportation Authority
                        General Transportation System,
                        5.60%, 03/01/08 ..............................      200,000      216,250
                Massachusetts State General Obligation,
                        5.00%, 06/01/10 ..............................      500,000      510,625
                Massachusetts State Water Resources Authority
                        6.00%, 08/01/14 ..............................      100,000      110,750
                                                                                      ----------
                                                                                         837,625
                                                                                      ----------

        Michigan (4.4%):
                Michigan Municipal Bond Authority Revenue,
                        6.00%, 10/01/07 ..............................      200,000      224,250
                Michigan State Hospital Financing Authority,
                        Metropolitan Hospital, 5.88%, 07/01/14 .......       75,000       78,281
                Michigan State Underground Storage Tank
                        Financial Assurance Authority Revenue,
                        6.00%, 05/01/05 ..............................      300,000      329,625
                                                                                      ----------
                                                                                         632,156
                                                                                      ----------

        Minnesota (3.0%):
                Minnesota Public Facilities Authority Water
                        Pollution Control Revenue, 6.00%, 03/01/07 ...      200,000      224,000
                University of Minnesota, Series A, Revenue
                        Bond, 4.75%, 07/01/03 ........................      200,000      205,500
                                                                                      ----------
                                                                                         429,500
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Municipal Bond Fund (Continued)
March 31, 1998

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Nevada (0.7%):
                Nevada State General Obligation,
                        5.80%, 07/15/08 ..............................   $  100,000   $  107,500
                                                                                      ----------

        New Jersey (2.7%):
                New Jersey State General Obligation,
                        6.00%, 02/15/11 ..............................      350,000      393,313
                                                                                      ----------

        New York (6.3%):
                New York State Environmental Facilities
                        Corporation Pollution Control Revenue,
                        5.50%, 06/15/09 ..............................      200,000      214,000
                New York State Environmental Facilities,
                        State Clean Water & Drinking, Revolving
                        Funds, Series C, 5.00%, 06/15/19 .............      500,000      485,625
                New York, New York General Obligation,
                        6.00%, 02/01/04 ..............................      200,000      214,750
                                                                                      ----------
                                                                                         914,375
                                                                                      ----------

        Ohio (9.6%):
                Cleveland, Ohio General Obligation,
                        5.38%, 09/01/09 ..............................      350,000      371,438
                Franklin County, Ohio Hospital Revenue, Holy
                        Cross Health Systems Corporation,
                        5.50%, 06/01/01 ..............................      300,000      312,000
                Ohio State Water Department Authority Revenue
                        Fresh Water Series, Revenue,
                        5.70%, 06/01/09 ..............................      200,000      214,750
                University of Cincinnati, General Receipts,
                        Series AA, 5.00%, 06/01/18 ...................      500,000      489,375
                                                                                      ----------
                                                                                       1,378,563
                                                                                      ----------

        Oregon (0.8%):
                Oregon State Department of Transportation
                        Revenue, Regional Light Rail Fund - Westside
                        Project, 6.25%, 06/01/09 .....................      100,000      110,750
                                                                                      ----------

        Pennsylvania (3.8%):
                Commonwealth of Pennsylvania General
                        Obligation, 5.20%, 06/15/04 ..................      250,000      262,813
                Pennsylvania State Industrial Development
                        Authority Revenue, 7.00%, 07/01/06 ...........      250,000      291,875
                                                                                      ----------
                                                                                         554,688
                                                                                      ----------

        Puerto Rico (5.0%):
                Puerto Rico Electric Power Authority,
                        Electric Revenue, 6.13%, 07/01/08 ............      200,000      224,000
                Puerto Rico Industrial Tourist Educational
                        Medical & Environmental Central Facilities,
                                Inter American University, Series A,
                                5.00%, 10/01/15 ......................      500,000      494,375
                                                                                      ----------
                                                                                         718,375
                                                                                      ----------

        South Carolina (1.5%):
                Columbia, South Carolina Water Works & Sewer
                        Systems Revenue, 5.38%, 02/01/12 .............      200,000      211,000
                                                                                      ----------

        South Dakota (0.8%):
                South Dakota Housing Development Authority,
                        Homeownership Mortgage, 6.65%, 05/01/14            $100,000   $  108,375
                                                                                      ----------

        Tennessee (1.5%):
                Kingsport, Tennessee General Obligation,
                        5.60%, 09/01/03 ..............................      200,000      212,250
                                                                                      ----------

        Texas (5.2%):
                Austin, Texas General Obligation,
                        5.70%, 09/01/07 ..............................      200,000      218,250
                Harris County, Texas Tax and Revenue
                        Certificate of Obligation, 6.00%, 12/15/10 ...      200,000      226,500
                San Antonio, Texas Electric & Gas Revenue,
                        5.00%, 02/01/14 ..............................      100,000       98,625
                Texas Municipal Power Agency Revenue,
                        5.25%, 09/01/08 ..............................      200,000      211,250
                                                                                      ----------
                                                                                         754,625
                                                                                      ----------

        Virginia (0.9%):
                Virginia State Transportation Board Revenue,
                        North Virginia Transportation District
                        Program, 6.25%, 05/15/12 .....................      120,000      133,350
                                                                                      ----------

        Washington (3.3%):
                Seattle, Washington Water System Revenue,
                        5.25%, 12/01/23 ..............................      250,000      250,938
                Washington State General Obligation,
                        5.75%, 09/01/09 ..............................      200,000      220,250
                                                                                      ----------
                                                                                         471,188
                                                                                      ----------

        West Virginia (3.4%):
                West Virginia State, General Obligation,
                        5.00%, 11/01/21 ..............................      500,000      486,875
                                                                                      ----------

        Wisconsin (2.9%):
                Wisconsin State General Obligation,
                        5.13%, 11/01/07 ..............................      200,000      209,750
                Wisconsin State Transportation Revenue,
                        5.50%, 07/01/14 ..............................      200,000      204,750
                                                                                      ----------
                                                                                         414,500
                                                                                      ----------

Total Municipal Long-Term Securities (cost: $12,733,692) .............                13,220,444
                                                                                      ----------

Municipal Short-Term Securities (8.3%):
        Florida (1.4%):
                Citrus Park Community Development District
                        Florida, Capital Improvements,
                        3.65%, 04/01/98 (c) ..........................      200,000      200,000
                                                                                      ----------

        Kansas (0.7%):
                Kansas City, Kansas Industrial Revenue,
                        3.90%, 04/01/98 (c) ..........................      100,000      100,000
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Municipal Bond Fund (Continued)
March 31, 1998

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Louisiana (1.4%):
                Louisiana State Offshore Terminal Authority
                        Deep Water Port Revenue, 3.75%,
                                04/01/98 (c) .........................   $  200,000   $  200,000
                                                                                      ----------

        Michigan (2.8%):
                Michigan State Hospital Financing Authority,
                        Kent Hospital, 3.65%, 04/01/98 (c) ...........      400,000      400,000
                                                                                      ----------

        New Mexico (0.7%):
                Albuquerque, New Mexico lodgers tax,
                        3.70%, 04/01/98 (c) ..........................      100,000      100,000
                                                                                      ----------

        Texas (0.7%):
                Guadalupe Blanco River Authority Texas
                        Pollution Control Revenue, Central Power &
                        Light Project, 3.80%, 04/01/98 (c) ...........      100,000      100,000
                                                                                      ----------

        Wyoming (0.7%):
                Kemerer County, Wyoming Pollution Control
                        Revenue, 3.75%, 04/01/98 (c) .................      100,000      100,000
                                                                                      ----------

Total Municipal Short-Term Securities (cost: $1,200,000) .............                 1,200,000
                                                                                      ----------

Other Short-Term Securities (0.0%):
        Seven Seas Tax Free Money Market Fund,
                3.11%, 04/01/98 ......................................        1,509   $    1,509
                                                                                      ----------

Total Other Short-Term Securities (cost: $1,509) .....................                     1,509
                                                                                      ----------

Total Investments in Securities
        (cost: $13,935,201)(d)(99.7%) ................................                14,421,953
Other Assets Less Liabilities (0.3%) .................................                    49,620
                                                                                      ----------
Net Assets (100.0%) ..................................................               $14,471,573
                                                                                      ==========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) Rate on this zero coupon bonds represents annualized yield to maturity at March 31, 1998.
(c) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.
(d) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $499,384
        Gross unrealized depreciation           (12,632)
                                                -------
        Net unrealized appreciation             $486,752
                                                ========

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin California Tax-Free Fund
March 31, 1998

[PIE CHART APPEARS HERE]
General Obligations                                                  22%
Water                                                                17%
Education                                                             5%
Sales Tax                                                            11%
Airport                                                               7%
Transportation                                                        6%
Housing                                                               6%
Industrial Development                                                6%
Electric                                                              5%
Tax Allocation                                                        5%
Healthcare                                                            5%
Other                                                                 5%

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Municipal Long-Term Securities (92.4%):
        Airport Revenue (7.1%):
                Los Angeles, California Department of
                        Airports, 5.50%, 05/15/08 ....................   $1,000,000   $1,066,250
                San Francisco, California City & County
                        Airports, Second Series Issue 12-B,
                        5.50%, 05/01/09 ..............................      705,000      750,825
                San Francisco, California City & County
                        Airport Commission, International Airport
                        Revenue Bonds, Series 15A,
                        5.00%, 05/01/21 ..............................    1,000,000      958,750
                                                                                      ----------
                                                                                       2,775,825
                                                                                      ----------

        Electric Revenue (5.2%):
                Puerto Rico Electric Power Authority
                        Revenue, Series U, 6.00%, 07/01/14 ...........      750,000      812,813
                Turlock, California Irrigation District
                        Revenue Bond, Series A, 5.00%, 01/01/17 ......    1,250,000    1,226,563
                                                                                      ----------
                                                                                       2,039,375
                                                                                      ----------

        General Obligations (21.6%):
                Folsom, California School Facilities Project
                        - Series B, 6.00%, 08/01/10 ..................      300,000      329,625
                Los Angeles, California Unified School
                        District, 6.00%, 07/01/11 ....................    1,000,000    1,123,750
                Los Angeles, California Unified School
                        District, 6.00%, 07/01/13 ....................    1,445,000    1,616,594
                Puerto Rico Commonwealth, 5.65%, 07/01/15 ............      800,000      868,000
                State of California,
                        5.50%, 04/01/13 ..............................    2,000,000    2,137,500
                        6.60%, 02/01/10 ..............................    1,000,000    1,178,750
                        6.75%, 02/01/08 ..............................    1,000,000    1,182,500
                                                                                      ----------
                                                                                       8,436,719
                                                                                      ----------

        Health Care Services (2.4%):
                Monterey County, California Certificate of
                        Participation, Natividad Medical Center
                        Improvements, Series E, 4.75%, 08/01/17 ......    1,000,000      950,000
                                                                                      ----------

        Hospital Revenue (2.1%):
                California Health Facilities Financing
                        Authority Revenue, Downey Community
                        Hospital, 5.20%, 05/15/03 ....................   $  500,000   $  514,375
                California Health Facilities Financing
                        Authority Revenue, Kaiser Permanente,
                        Series C, 5.60%, 05/01/33 ....................      300,000      303,750
                                                                                      ----------
                                                                                         818,125
                                                                                      ----------

        Housing Revenue (5.6%):
                California Housing Finance Agency Revenue,
                        Home Mortgage, Series B, 5.20%, 08/01/26 .....      500,000      510,625
                        Home Mortgage, Series F-1, 6.50%, 02/01/08 ...    1,060,000    1,166,000
                        Multi-Unit Rental Housing, 6.88%, 08/01/24 ...      500,000      531,875
                                                                                      ----------
                                                                                       2,208,500
                                                                                      ----------

        Public Improvements (3.4%):
                Sacramento, California Certificate of
                        Participation, Public Facilities Project,
                        6.00%, 07/01/12 ..............................      750,000      793,125
                Santa Barbara County, California Certificate
                        of Participation, 6.40%, pre-refunded
                        to 02/01/01 ..................................      500,000      539,375
                                                                                      ----------
                                                                                       1,332,500
                                                                                      ----------

        Sales Tax Revenue (10.8%):
                Contra Costa, California Transportation
                        Authority Sales Tax Revenue,
                        6.00%, 03/01/07 ..............................      500,000      557,500
                San Diego County, California Regional
                        Transportation Commission Sales Tax
                        Revenue, Series A, 4.75%, 04/01/08 ...........      765,000      782,213
                San Francisco, California Bay Area Rapid
                        Transit District Sales Tax Revenue,
                        5.00%, 07/01/28 ..............................    1,000,000      968,750
                        5.35%, 07/01/07 ..............................      500,000      530,000
                San Jose, California Redevelopment Agency
                        Tax Allocation,
                        5.38%, 08/01/11 ..............................      250,000      263,125
                        6.00%, 08/01/10 ..............................    1,000,000    1,127,500
                                                                                      ----------
                                                                                       4,229,088
                                                                                      ----------

        Sewer Revenue (1.7%)
                San Francisco, California City & County Sewer
                        Revenue, 5.90%, 10/01/08 .....................      600,000      648,000
                                                                                      ----------

        Special Tax Assessment Revenue (1.5%):
                South Orange County, California Public
                        Financing Authority Special Tax Revenue,
                        7.00%, 09/01/08 ..............................      500,000      601,250
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin California Tax-Free Fund (Continued)
March 31, 1998

                                                                         Principal       Market
Name of Issuer                                                             Amount       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Tax Revenue Anticipatory Notes (2.6%):
                Sacramento County, California Office of
                        Education Tax & Revenue Anticipation
                        Notes, 4.25%, 03/17/99 .......................   $1,000,000   $1,005,740
                                                                                      ----------

        Transportation Revenue (6.3%):
                Long Beach, California Harbor Revenue,
                        5.25%, 05/15/25 ..............................    1,000,000      991,250
                Los Angeles, California Harbor Department
                        Revenue, 5.38%, 11/01/23 .....................      250,000      250,313
                Riverside County, California Transportation
                        Community Sales Tax Revenue, Series A,
                        5.75%, 06/01/08 ..............................      500,000      551,875
                San Joaquin Hills, California Transportation
                        Corridor Agency Toll Road Revenue,
                        4.90%, 01/15/07 ..............................    1,000,000      667,500
                                                                                      ----------
                                                                                       2,460,938
                                                                                      ----------

        University/Education Revenue (4.9%):
                California Educational Facilities Authority
                        Revenue Bond, Pooled College & University
                        Project, Series A, 5.15%, 12/01/04 ...........      500,000      524,375
                California Educational Facilities Authority
                        Revenue, University of San Diego,
                        5.00%, 10/01/22 ..............................    1,000,000      971,250
                University of California Certificate of
                        Participation, UCLA Center Chiller/
                        Cogeneration Project, 6.00%, 11/01/21 ........      400,000      430,000
                                                                                      ----------
                                                                                       1,925,625
                                                                                      ----------

        Water Revenue (17.2%):
                California State Department of Water
                        Resources,
                        5.00%, 12/01/22 ..............................      300,000      289,875
                        6.00%, 12/01/06 ..............................      500,000      558,125
                        6.00%, 12/01/09 ..............................      500,000      563,125
                Los Angeles, California Department of Water &
                        Power, Water Works Revenue,
                        6.20%, 07/01/12 ..............................      600,000      663,000
                Metropolitan Water District of Southern
                        California,
                        5.00%, 07/01/10 ..............................      200,000      205,500
                        5.75%, 07/01/09 ..............................      750,000      825,000
                        6.00%, 07/01/07 ..............................      100,000      111,875
                San Diego County, California Water Authority,
                        Water Revenue Certificate of Participation,
                        Series A, 4.75%, 05/01/18 ....................    1,000,000      947,500
                West & Central Basin Financing Authority
                        Revenue,
                        5.00%, 08/01/09 ..............................    1,035,000    1,069,931
                        5.13%, 08/01/22 ..............................    1,500,000    1,483,125
                                                                                      ----------
                                                                                       6,717,056
                                                                                      ----------

Total Municipal Long-Term Securities
        (cost: $34,697,653) ..........................................                36,148,740
                                                                                      ----------

Municipal Short-Term Securities (7.7%):
        Tax Revenue Anticipatory Notes (0.5%):
                Los Angeles County, California Tax & Revenue
                        Anticipation Notes, Series A,
                        4.50%, 04/01/98 (c) ..........................   $  200,000   $  200,308
                                                                                      ----------

        Industrial Development Revenue -
        Pollution Control (5.6%):
                California Pollution Control Financing, Shell
                        Oil Company Project, 2.65%, 04/01/98 (c) .....      500,000      500,000
                California Pollution Control Financing,
                        Pacific Gas & Electric,
                        3.50%, 04/01/98 (c) ..........................      500,000      500,000
                        2.90%, 04/01/98 (c) ..........................    1,200,000    1,200,000
                                                                                      ----------
                                                                                       2,200,000
                                                                                      ----------

        Leasing Revenue (0.8%):
                California Statewide Communities Development
                        Authority, Certificate of Participation,
                        2.80%, 04/01/98 (c) ..........................      300,000      300,000
                                                                                      ----------

        Industrial Development Revenue -
        Manu/Misc Projects (0.3%):
                Ontario, California, Winsford Partners
                        Revenue, 3.50%, 04/01/98 (c) .................      100,000      100,000
                                                                                      ----------

        Housing Revenue (0.5%):
                San Jose, California Revenue, Multi Family
                        Project, 3.35%, 04/02/98 (c) .................      200,000      200,000
                                                                                      ----------

Total Municipal Short-Term Securities
        (cost: $3,000,308) ...........................................                 3,000,308
                                                                                      ----------

Total Investments in Securities
        (cost: $37,697,960)(c)(100.4%) ...............................                39,149,048
Other Assets Less Liabilities (-0.4%) ................................                  (168,385)
                                                                                      ----------
Net Assets (100.0%) ..................................................               $38,980,663
                                                                                      ==========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b) Rate on this zero coupon bond represents annualized yield to maturity at March 31, 1998.
(c) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.
(d) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $1,536,647
        Gross unrealized depreciation              (85,559)
                                                ----------
        Net unrealized appreciation             $1,451,088
                                                ==========

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth & Income Fund
March 31, 1998

[PIE CHART APPEARS HERE]
Consumer Services                                            14%
Capital Goods                                                 9%
Consumer Non-Durables                                         8%
Financial Services                                           16%
Health Care                                                   7%
Energy                                                        9%
Utilities                                                     8%
Technology                                                   10%
Basic Industries                                              7%
Consumer Non-Durables                                         4%
Other                                                         8%

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Number of       Market
Name of Issuer                                                            Shares       Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Common Stocks (94.3%):
        Basic Industries (7.2%):
                Akzo Nobel N.V. ADR ..................................       16,500   $1,680,938
                Bethlehem Steel Corp.  (b) ...........................      142,200    1,928,588
                British Steel PLC ....................................       65,200    1,581,100
                Broken Hill Proprietary Company Limited ADR ..........       75,000    1,551,563
                Crown Cork & Seal ....................................       77,700    4,156,950
                IMC Global Inc. ......................................       75,400    2,869,913
                Inco Limited .........................................       64,100    1,197,869
                Louisiana Pacific Corp. ..............................       93,800    2,180,850
                Phelps Dodge .........................................       26,100    1,685,081
                Reynolds Metals Co ...................................       45,600    2,801,550
                Union Carbide ........................................       63,000    3,157,875
                                                                                      -----------
                                                                                      24,792,275
                                                                                      -----------

        Capital Goods (8.6%):
                Alcatel Alsthom ADR ..................................       87,600    3,328,800
                Case Corporation .....................................       51,000    3,474,375
                Litton Industries Inc.  (b) ..........................       43,200    2,492,100
                Lockheed Martin Corp. ................................       30,400    3,420,000
                LucasVarity PLC ......................................       42,100    1,739,256
                Northrop Grumman Corporation .........................       26,900    2,890,069
                Raytheon Company, Series A ...........................       30,200    1,717,625
                United Technologies ..................................       41,200    3,803,275
                WMX Technologies .....................................      222,400    6,852,700
                                                                                      -----------
                                                                                      29,718,200
                                                                                      -----------

        Consumer/ Durable (4.1%):
                General Motors Corporation ...........................       22,000    1,483,625
                Lear Corporation  (b) ................................       69,100    3,895,513
                Philips Electronics N.V. ADR .........................       52,500    3,855,469
                Whirlpool Corporation ................................       69,700    4,778,806
                                                                                      -----------
                                                                                      14,013,413
                                                                                      -----------

        Consumer/ Non-Durable (7.6%):
                Archer Daniels Midland ...............................      156,780   $3,439,361
                Harcourt General .....................................       90,400    5,005,900
                Hasbro Inc. ..........................................       48,900    1,726,781
                Loews Corp. ..........................................       50,900    5,306,325
                Philip Morris Companies Inc. .........................      107,000    4,460,563
                RJR Nabisco Holdings Corp. ...........................      199,800    6,256,238
                                                                                      -----------
                                                                                      26,195,168
                                                                                      -----------

        Consumer Services (14.2%):
                ACNielsen Corporation  (b) ...........................      117,566    3,108,151
                American Stores Company ..............................      176,000    4,576,000
                Browning-Ferris ......................................       34,600    1,128,825
                Circuit City Stores Inc. .............................      110,900    4,740,975
                Deluxe Corp. .........................................       69,500    2,289,156
                Dun & Bradstreet Corp. ...............................       72,200    2,468,338
                Federated Department Stores  (b) .....................       75,400    3,906,663
                McDonald's Corp. .....................................       73,000    4,380,000
                Reuters Holdings PLC ADR .............................       23,053    1,488,359
                The Limited ..........................................      113,000    3,241,688
                Toys R Us Holdings  (b) ..............................      120,900    3,634,556
                Tricon Global Restaurants  (b) .......................      166,000    4,990,375
                Viacom Inc - Class B  (b) ............................      101,500    5,455,625
                Woolworth  (b) .......................................      148,500    3,712,500
                                                                                      -----------
                                                                                      49,121,210
                                                                                      -----------

        Energy (9.2%):
                British Petroleum ADR ................................       18,000    1,549,125
                Burlington Resources .................................       75,800    3,633,663
                ELF Aquitaine ADR ....................................       56,900    3,684,275
                Exxon Corp. ..........................................       23,800    1,609,475
                Mobil Corp. ..........................................       86,800    6,651,050
                Oryx Energy  (b) .....................................       65,000    1,690,000
                Phillips Petroleum ...................................       96,800    4,833,950
                Tosco Corp. ..........................................      108,500    3,824,625
                Unocal Corp. .........................................      106,300    4,112,481
                                                                                      -----------
                                                                                      31,588,644
                                                                                      -----------

        Financial Services (16.1%):
                Allmerica Financial Corp. ............................       42,000    2,682,750
                BankAmerica Corp. ....................................       45,100    3,726,388
                Chase Manhattan ......................................       26,800    3,614,650
                CIGNA Corp. ..........................................       24,200    4,961,000
                Corestates Financial Corporation .....................       18,500    1,660,375
                Equitable Companies ..................................       66,600    3,758,738
                First Union Corporation ..............................       95,200    5,402,600
                General RE Corporation ...............................       14,100    3,110,813
                ITT Hartford Group ...................................       16,100    1,746,850
                NationsBank Corp. ....................................       87,012    6,346,438
                Prudential Reinsurance Holdings ......................       86,500    3,557,313
                Republic New York Corp. ..............................       16,900    2,254,038
                SAFECO Corp. .........................................       70,800    3,869,663
                Student Loan Marketing Association ...................       74,150    3,234,794
                Washington Mutual Inc. ...............................       78,330    5,617,730
                                                                                      -----------
                                                                                      55,544,136
                                                                                      -----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth & Income Fund (Continued)
March 31, 1998

                                                                         Number of       Market
Name of Issuer                                                            Shares        Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Health Care (6.6%):
                Aetna Inc. ...........................................       36,200   $3,020,438
                Amgen  (b) ...........................................       58,900    3,585,538
                Columbia/HCA Healthcare ..............................      230,300    7,427,175
                Foundation Health Systems  (b) .......................      124,550    3,432,909
                Humana  (b) ..........................................       60,000    1,488,750
                Pharmacia & Upjohn Inc. ..............................       34,000    1,487,500
                Tenet Healthcare Inc.  (b) ...........................       66,300    2,407,519
                                                                                      -----------
                                                                                      22,849,828
                                                                                      -----------

        Technology (9.7%):
                Adaptec Incorporated  (b) ............................       90,000    1,766,250
                Applied Materials Inc.  (b) ..........................       98,100    3,464,156
                Compaq Computer Corp. ................................      136,000    3,519,000
                DSC Communications  (b) ..............................       86,000    1,564,125
                First Data ...........................................      116,000    3,770,000
                Intel Corporation ....................................       47,100    3,676,744
                International Business Machines Corporation ..........       55,100    5,723,513
                Lam Research Corp.  (b) ..............................      137,700    3,872,813
                National Semiconductor  (b) ..........................      164,300    3,440,031
                Teradyne  (b) ........................................       64,200    2,572,013
                                                                                      -----------
                                                                                      33,368,644
                                                                                      -----------

        Transportation (3.3%):
                Burlington Northern Santa Fe .........................       15,800    1,643,200
                Canadian Pacific Limited ORD PAR .....................      102,700    3,029,650
                Union Pacific ........................................      122,200    6,866,113
                                                                                      -----------
                                                                                      11,538,963
                                                                                      -----------

        Utilities (7.7%):
                A T & T Corporation ..................................       49,800    3,268,125
                Bell Atlantic ........................................       31,372    3,215,630
                CMS Energy Corp. .....................................       64,600    3,032,163
                Duke Power ...........................................       35,900    2,138,294
                Edison International .................................       80,300    2,358,813
                GTE Corporation ......................................       69,300    4,149,338
                Illinova Corp. .......................................       86,100    2,599,144
                Pinnacle West Capital Corp. ..........................       60,400    2,684,025
                Southern Company .....................................      109,800    3,040,088
                                                                                      -----------
                                                                                      26,485,618
                                                                                      -----------

Total Common Stocks (cost: $283,783,314) .............................                325,216,097
                                                                                      -----------

Preferred Stocks (0.7%):
        Consumer Services (0.7%):
                News Corporation, Ltd. ADR ...........................      107,500     2,472,500
                                                                                      -----------

Total Preferred Stocks (cost: $1,796,772) ............................                  2,472,500
                                                                                      -----------

Short-Term Securities (5.1%):
        Repurchase Agreement (5.1%):
                State Street Bank & Trust Co. Master
                        Repurchase Agreement, 4.25%, dated
                        3/31/98 due 4/1/98, Collateralized by
                        U.S. Government Securities
                        (delivery value $17,500,710) .................   $17,498,644  $17,498,644
                                                                                      -----------

Total Short-Term Securities (cost: $17,498,644) ......................                 17,498,644
                                                                                      -----------

Total Investments in Securities
        (cost: $303,078,730)(c)(101.7%) ..............................                345,187,242
Other Assets Less Liabilities (-1.7%) ................................                 (5,682,877)
                                                                                      -----------
Net Assets (100.0%) ..................................................               $339,504,364
                                                                                      ===========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Currently non-income producing.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $44,369,163
        Gross unrealized depreciation            (2,260,651)
                                                 ----------
        Net unrealized appreciation             $42,108,512
                                                ===========

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth Fund
March 31, 1998

[PIE CHART APPEARS HERE]
Business Services                                                   12%
Capital Equipment                                                    4%
Consumer Non-Durables                                                6%
Financial Services                                                  12%
Health Care                                                         13%
Media & Communications                                               6%
Resources                                                            6%
Retailing                                                            8%
Technology                                                          26%
Other                                                                7%

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Number of       Market
Name of Issuer                                                            Shares        Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
Common Stocks (97.3%):
        Business Services (12.4%):
                AccuStaff Inc.  (b) ..................................        8,500   $  293,250
                Air Express International ............................       10,600      281,563
                Apollo Group Incorporated  (b) .......................        6,200      298,375
                Atlantic Southeast Airlines ..........................        7,300      268,731
                Carnival Corp. .......................................        6,300      439,425
                Catalina Marketing Corp.  (b) ........................        3,600      189,450
                Cendant Corporation  (b) .............................       21,191      839,693
                Cognizant Corporation ................................        6,300      361,463
                Comair Holdings Inc. .................................       13,025      345,163
                Equifax Inc. .........................................        8,400      306,600
                Equity Corporation International  (b) ................        7,200      172,350
                Interim Services Incorporated  (b) ...................        8,700      293,625
                Interpublic Group of Companies Inc ...................        6,000      372,750
                Kansas City Southern Industries Inc. .................        8,300      365,200
                LaSalle Partners Incorporated  (b) ...................        9,300      302,250
                Manpower Inc. ........................................        5,400      218,025
                Mutual Risk Management LTD ...........................       14,700      497,963
                Omnicom Group Incorporated ...........................        6,600      310,613
                Paychex Inc. .........................................        5,900      340,356
                Primark Corporation  (b) .............................        7,400      316,350
                Quintiles Transnational Corporation  (b) .............        6,600      318,038
                Reuters Holdings PLC ADR .............................        2,686      173,415
                Robert Half International Inc  (b) ...................        9,350      448,800
                Romac International  (b) .............................       13,400      368,500
                Security Capital Group, Series B  (b) ................       11,200      344,400
                Service Corporation International ....................        7,200      305,550
                Superior Services  (b) ...............................        9,000      280,688
                Sylvan Learning Systems  (b) .........................        4,350      204,994
                The Registry Incorporated  (b) .......................       10,320      283,155
                The Vincam Group  (b) ................................        9,250      268,250
                U.S.A. Waste Services  (b) ...........................       11,300      503,556
                Wallace Computer Services ............................        5,700      197,363
                Werner Enterprises Inc. ..............................        8,350      212,925
                                                                                      ----------
                                                                                      10,722,826
                                                                                      ----------

        Capital Equipment (3.6%):
                Agco Corp. ...........................................        6,900   $  204,844
                Cable Design Technologies  (b) .......................        7,950      239,494
                Danaher Corp. ........................................        5,400      410,063
                Donaldson Company, Inc. ..............................       10,200      262,650
                IDEX Corporation .....................................        7,550      274,631
                Kennametal Inc. ......................................        4,900      257,863
                Littlelfuse Inc.  (b) ................................        7,000      182,000
                MSC Industrial Direct Company ........................        5,400      292,613
                Parker-Hannifin ......................................        5,950      304,938
                Roper Industries .....................................        7,800      231,563
                SPX Corporation ......................................        4,000      305,250
                U.S. Filter Corporation ..............................        4,700      165,088
                                                                                      ----------
                                                                                       3,130,994
                                                                                      ----------

        Consumer Cyclicals (4.3%):
                Bed Bath & Beyond  (b) ...............................        9,700      448,019
                Gulfstream Aerospace Corporation  (b) ................        5,600      242,900
                Harley-Davidson Inc. .................................        7,800      257,400
                Lennar Corp. .........................................        6,400      220,400
                Lilly Industries Inc. ................................       10,300      203,425
                LNR Property Corporation .............................        6,900      184,575
                National Health Investors ............................        4,600      183,425
                Oakwood Homes Corp. ..................................        9,700      355,263
                Rouse Company ........................................        6,700      211,050
                Security Capital Pacific Trust .......................        9,500      228,594
                Sherwin-Williams Co. .................................        8,100      287,550
                Valspar ..............................................       11,300      443,525
                Williams-Sonoma Inc.  (b) ............................        7,000      405,125
                                                                                      ----------
                                                                                       3,671,250
                                                                                      ----------

        Consumer/ Durable (0.2%):
                American Standard Companies  (b) .....................        4,300      197,263
                                                                                      ----------

        Consumer/ Non-Durable (6.2%):
                Alberto-Culver Company ...............................        6,200      188,713
                Callaway Golf Co .....................................        3,900      113,100
                CVS Corporation ......................................        4,200      317,100
                Goodmark Foods .......................................        6,600      144,375
                Gymboree Corporation  (b) ............................        6,800      175,950
                Harcourt General .....................................        6,000      332,250
                International Multifoods Corporation .................        8,500      254,469
                Jones Apparel Group Inc. .............................        4,600      253,288
                Lancaster Colony Inc. ................................        8,447      358,470
                Mattel Inc. ..........................................        7,525      298,178
                Nautica Enterprises Inc.  (b) ........................        8,300      255,225
                Pioneer Hi-Bred International ........................        2,600      253,663
                Quiksilver Incorporated  (b) .........................        6,000      214,500
                Robert Mondavi Corp  (b) .............................        4,700      193,875
                Sealed Air Corporation  (b) ..........................        4,800      314,400
                Sunbeam Oster ........................................        6,700      295,219
                Tootsie Roll Industries Inc. .........................        5,253      376,574
                Unifi Inc. ...........................................        6,500      242,125
                Warnaco Group Inc. ...................................        6,100      239,425
                Westwood One Inc.  (b) ...............................        8,500      263,500
                Wolverine World Wide .................................        9,000      254,250
                                                                                      ----------
                                                                                       5,338,647
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth Fund (Continued)
March 31, 1998

Investment Categories Reflect Percentages of Investments in Securities

                                                                         Number of       Market
Name of Issuer                                                            Shares        Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Financial Services (11.6%):
                ACE Limited ..........................................       12,100   $  456,019
                Ambac Financial Group Inc. ...........................        7,200      420,750
                Bank of New York Co. Inc. ............................        7,100      445,969
                City National Corp. ..................................       10,100      383,800
                Finova Group Inc. ....................................        6,800      400,350
                First American Corp., Tennessee ......................       10,600      519,400
                Franklin Resources Inc. ..............................       12,800      678,400
                Investment Technology Group  (b) .....................       10,500      343,875
                JSB Financial Inc. ...................................        6,400      358,000
                Mercantile Bancorporation Inc. .......................        4,868      266,827
                Mercury General Corporation ..........................        6,800      425,425
                MGIC Investment Corporation ..........................        6,400      420,400
                Northern Trust Corporation ...........................        6,400      478,400
                Progressive Corporation ..............................        4,000      538,750
                Protective Life Corporation ..........................        5,300      386,900
                Raymond James Financial lnc ..........................        9,950      433,447
                Schwab (Charles) Corp. ...............................       12,200      463,600
                Silicon Valley Bancshares  (b) .......................        7,000      427,438
                State Street Boston Corporation ......................        6,300      428,794
                SunAmerica Incorporated ..............................        7,400      354,275
                TCF Financial ........................................        7,500      254,531
                UICI  (b) ............................................        6,400      221,200
                United Asset Management Corp. ........................        8,100      220,725
                U.S. Bancorp .........................................        2,700      336,825
                Vesta Insurance Group ................................        5,750      308,344
                                                                                      ----------
                                                                                       9,972,443
                                                                                      ----------

        Health Care (13.0%):
        Drugs & Medicine (4.4%):
                Agouron Pharmaceuticals Incorporated  (b) ............        5,100      193,163
                Amgen  (b) ...........................................        4,600      280,025
                Biochem Pharma Inc.  (b) .............................        7,000      169,313
                Biogen Inc.  (b) .....................................        6,400      308,400
                Cardinal Health Inc. .................................        5,550      489,441
                Elan PLC ADR  (b) ....................................        5,600      361,900
                Gilead Sciences Inc.  (b) ............................        5,800      208,800
                Guilford Pharmaceuticals Inc.  (b) ...................        5,700      125,400
                Human Genome Sciences Inc.  (b) ......................        6,000      238,875
                Incyte Pharmaceuticals Incorporated  (b) .............        5,800      271,150
                Isis Pharmaceuticals  (b) ............................        5,800       88,450
                Life Technologies Inc. ...............................        7,700      296,450
                Millennium Pharmaceuticals Inc  (b) ..................       14,000      260,750
                Protein Design Labs Incorporated  (b) ................        5,700      223,725
                Watson Pharmaceuticals Incorporated  (b) .............        8,000      288,000
                                                                                      ----------
                                                                                       3,803,841
                                                                                      ----------

        Health Care/Non-Drug (3.3%):
                Arterial Vascular Engineering Inc.  (b) ..............        9,600      351,600
                Boston Scientific Corporation  (b) ...................        4,000      270,000
                Guidant Corporation ..................................        8,300      609,013
                Henry Schein Incorporated ............................        6,200      257,300
                Medtronic Inc. .......................................        5,500      285,313
                Omnicare Inc. ........................................        8,000      317,000
                Physio-Control International Corp.  (b) ..............        9,900      173,250
                Sola International Inc.  (b) .........................        5,700      236,194
                Teleflex Inc. ........................................        8,400      352,800
                                                                                      ----------
                                                                                       2,852,469
                                                                                      ----------

        Hmo/Hospital Management (5.3%):
                Concentra Managed Care Incorporated  (b) .............        9,500   $  292,125
                Genesis Health Ventures  (b) .........................        6,100      171,563
                Health Management Association CL A  (b) ..............       14,862      425,425
                Healthcare & Retirement Corp.  (b) ...................        7,950      341,353
                HealthSouth Corp.  (b) ...............................       13,300      373,231
                Lincare Holdings Incorporated  (b) ...................        4,700      331,938
                Orthodontic Centers of America Inc  (b) ..............       10,500      227,719
                PacifiCare Health Systems  (b) .......................        2,100      158,025
                PhyCor Inc.  (b) .....................................        8,600      194,038
                Quorum Health Group Incorporated  (b) ................       10,650      358,106
                Tenet Healthcare Corp.  (b) ..........................        8,415      305,570
                Total Renal Care Holdings Incorporated  (b) ..........       17,279      575,607
                United HealthCare Corp. ..............................        5,600      362,600
                Universal Health Services  (b) .......................        7,300      421,575
                                                                                      ----------
                                                                                       4,538,883
                                                                                      ----------

        Total Health Care ............................................                11,195,193
                                                                                      ----------

        Media & Communications (6.3%):
                360 Communications Company  (b) ......................        9,000      281,250
                Belo (A.H.) Corp. ....................................        5,600      308,000
                Carmike Cinemas Inc.  (b) ............................        6,000      192,750
                Centennial Cellular Corp.  (b) .......................        5,100      134,034
                Central Newspaper Inc. ...............................        3,600      255,825
                Chancellor Media Corporation  (b) ....................        8,200      376,175
                Clear Channel Communications Inc.  (b) ...............        8,300      813,400
                Cox Communications  (b) ..............................        8,800      369,600
                Emmis Broadcasting Corp.  (b) ........................        5,400      284,850
                Jacor Communications Inc.  (b) .......................        7,600      448,400
                Meredith Corporation .................................        6,500      273,813
                Outdoor Systems ......................................       16,900      592,556
                U.S. Cellular Corp.  (b) .............................        3,900      132,356
                Valassis Communications  (b) .........................        7,700      315,700
                Vodafone Group PLC ADR ...............................        6,100      633,638
                                                                                      ----------
                                                                                       5,412,347
                                                                                      ----------

        Resources (5.9%):
                AES Corp.  (b) .......................................       10,400      545,350
                Airgas Inc.  (b) .....................................       12,600      217,350
                Apache Corp. .........................................        5,800      213,150
                B J Services Co.  (b) ................................        6,800      247,775
                Barrett Resources Corporation Inc.  (b) ..............        4,900      171,194
                Camco International Inc. .............................        4,400      266,200
                Devon Energy Corporation .............................        6,600      256,575
                Ecolab ...............................................       11,400      330,600
                Noble Affiliates .....................................        5,700      237,263
                Noble Drilling Corporation ...........................        9,000      275,063
                Nuevo Energy Co.  (b) ................................        3,600      128,925
                Ocean Energy Incorporated  (b) .......................        6,500      153,156
                Pride International Inc.  (b) ........................       11,000      262,625
                Sigma-Aldrich Corporation ............................       10,000      372,500
                Smith International  (b) .............................        5,700      313,856
                Sybron International Corp.  (b) ......................       14,200      370,975
                Tosco Corp. ..........................................       10,600      373,650
                Waters Corporation  (b) ..............................        7,000      349,563
                                                                                      ----------
                                                                                       5,085,769
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth Fund (Continued)
March 31, 1998

                                                                         Number of       Market
Name of Issuer                                                            Shares        Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Retailing (7.9%):
                Autozone Inc.  (b) ...................................        8,600   $  291,325
                Borders Group Incorporated  (b) ......................       10,600      361,063
                CDW Computer Centers Inc. ............................        3,000      179,625
                Circuit City Stores Inc. .............................        6,700      286,425
                CompUSA Inc.  (b) ....................................        8,900      231,400
                Consolidated Stores  (b) .............................        7,600      326,325
                Dollar General Corp. .................................       20,391      788,877
                Fred Meyer Incorporated  (b) .........................        7,030      324,698
                Host Marriott  (b) ...................................       10,800      204,525
                Land's End Inc.  (b) .................................       10,000      368,750
                Mirage Resorts  (b) ..................................        8,200      199,363
                OfficeMax Incorporated  (b) ..........................       14,300      255,613
                Outback Steakhouse Inc.  (b) .........................        6,800      266,050
                Richfood Holdings ....................................        8,600      275,200
                Safeway Inc.  (b) ....................................       12,400      458,025
                Sbarro Inc. ..........................................        6,900      203,550
                Starbucks Corp.  (b) .................................        5,200      235,625
                The Men's Wearhouse Inc.  (b) ........................        9,100      336,700
                Tiffany & Company ....................................        7,100      345,681
                TJX Companies ........................................        8,300      375,575
                Viking Office Products  (b) ..........................        8,200      190,650
                Zale Corp.  (b) ......................................        9,500      274,313
                                                                                      ----------
                                                                                       6,779,356
                                                                                      ----------

        Technology (25.9%):
        Communications Equipment (2.3%):
                Aspect Telecommunications Corp.  (b) .................        8,500      227,906
                Coherent Communications Systems Corp.  (b) ...........        8,300      382,838
                Comverse Technology Incorporated  (b) ................        6,300      307,913
                DSP Communications Incorporated  (b) .................        8,200      139,913
                Ericsson L.M. Telephone Co. ADR ......................        5,600      266,350
                Powertel Incorporated  (b) ...........................       11,200      241,850
                WorldCom Incorporated  (b) ...........................        8,700      374,644
                                                                                      ----------
                                                                                       1,941,413
                                                                                      ----------

        Computer Communications (1.0%):
                Cisco Systems Inc.  (b) ..............................        6,400      437,600
                Intermedia Communications  (b) .......................        4,900      390,163
                                                                                      ----------
                                                                                         827,763
                                                                                      ----------

        Computer/Electronic Equipment (3.0%):
                Coherent Inc.  (b) ...................................        8,200      198,338
                Dionex Corporation  (b) ..............................        4,220      235,265
                KLA Tencor Corp.,.  (b) ..............................        3,300      126,225
                Sanmina Corporation  (b) .............................        4,000      279,750
                Security Dynamics Technologies Inc.  (b) .............        7,400      304,325
                Symbol Technologies ..................................        9,300      457,444
                Tellabs  (b) .........................................        8,900      579,413
                Teradyne Inc.  (b) ...................................        4,600      184,288
                Thermo Electron Corporation ..........................        5,650      228,119
                                                                                      ----------
                                                                                       2,611,165
                                                                                      ----------

        Computer Services (4.1%):
                ABR Information Services Incorporated  (b) ...........        7,800   $  219,375
                Affiliated Computer Services  (b) ....................        9,200      305,325
                America Online Delaware Inc.  (b) ....................        6,600      450,863
                Cambridge Technology Partners ........................        7,900      391,544
                DST Systems Incorporated  (b) ........................        5,800      304,863
                HBO & Co. ............................................       10,800      652,050
                Saville Systems Ireland PLC ..........................       11,200      574,000
                Shared Medical Systems Corp ..........................        5,000      391,875
                SunGard Data Systems Incorporated  (b) ...............        7,500      276,094
                                                                                      ----------
                                                                                       3,565,988
                                                                                      ----------

        Computer Software (8.2%):
                Adobe Systems Inc. ...................................        5,800      262,088
                Baan Company  (b) ....................................        6,000      287,250
                BMC Software Inc.  (b) ...............................        7,900      662,119
                Cadence Design Systems  (b) ..........................       15,600      540,150
                CBT Group PLC ADR  (b) ...............................        6,600      341,550
                Citrix Systems  (b) ..................................        7,200      390,150
                Compuware Corp.  (b) .................................       13,500      666,563
                Electronic Arts  (b) .................................        8,000      375,500
                IDX Systems Corporation  (b) .........................        5,900      256,650
                Intuit  (b) ..........................................        5,600      270,900
                Network Associates Incorporated  (b) .................        8,858      586,843
                Oracle Corp.  (b) ....................................        9,750      307,734
                Parametric Technology Corp.  (b) .....................       10,200      339,788
                People Soft Inc.  (b) ................................       11,400      600,638
                Sterling Commerce Inc.  (b) ..........................        9,000      417,375
                Symantec Corp.  (b) ..................................       10,300      277,456
                Synopsys Inc.  (b) ...................................        4,800      157,200
                Visio Corporation  (b) ...............................        8,000      344,000
                                                                                      ----------
                                                                                       7,083,952
                                                                                      ----------

        Electronics (5.2%):
                Altera Corporation  (b) ..............................        9,100      343,525
                Analog Devices  (b) ..................................       10,800      359,100
                ASM Lithography Holding N.V.  (b) ....................        2,800      258,825
                Gateway 2000 Incorporated  (b) .......................        7,000      328,563
                Hubbell Incorporated, Series B .......................        6,200      312,325
                Linear Technology Corp. ..............................        7,700      531,300
                Maxim Integrated Products Inc.  (b) ..................       16,400      597,575
                Microchip Technology Inc.  (b) .......................        5,400      113,400
                Molex Inc CL A .......................................        9,726      260,778
                Raychem Corp. ........................................        6,800      282,625
                SCI Systems Inc.  (b) ................................        7,900      281,438
                SDL Incorporated  (b) ................................        7,100      168,625
                Tyco International ...................................        7,200      393,300
                Xilinx Inc.  (b) .....................................        6,000      224,625
                                                                                      ----------
                                                                                       4,456,003
                                                                                      ----------

                                 See accompanying notes to financial statements.

Schedule of Investments
Griffin Growth Fund (Continued)
March 31, 1998

                                                                         Number of       Market
Name of Issuer                                                            Shares        Value (a)
-------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets)
        Other Technology (2.1%):
                BE Aerospace  (b) ....................................        7,500   $  210,938
                Cognex Corp.  (b) ....................................        6,000      128,250
                Diebold Incorporated .................................        6,000      264,000
                EMC Corp-Mass  (b) ...................................       12,000      453,750
                Ikon Office Solutions Inc. ...........................        7,600      262,675
                Sun Microsystems Inc.  (b) ...........................       12,200      508,969
                                                                                      ----------
                                                                                       1,828,581
                                                                                      ----------

        Total Technology .............................................                22,314,865
                                                                                      ----------

Total Common Stocks (cost: $58,754,053) ..............................                83,820,940
                                                                                      ----------

Short-Term Securities (2.8%):
        Repurchase Agreement (2.8%):
                State Street Bank & Trust Co. Master
                        Repurchase Agreement, 4.25%, dated
                        3/31/98 due 4/1/98, Collateralized by
                        U.S. Government Securities
                        (delivery value $2,413,853) ..................   $2,413,569   $2,413,569
                                                                                      ----------

Total Short-Term Securities (cost: $2,413,569) .......................                 2,413,569
                                                                                      ----------

Total Investments in Securities
        (cost: $61,167,622)(c)(100.9%) ...............................                86,234,509
Other Assets Less Liabilities (-0.9%) ................................                  (765,764)
                                                                                      ----------
Net Assets (100.0%) ..................................................               $85,468,745
                                                                                      ==========

----------
Notes to Schedule of Investments
(a) Securites are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Currently non-income producing.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $25,434,155
        Gross unrealized depreciation              (367,268)
                                                 ----------
        Net unrealized appreciation             $25,066,887
                                                 ==========

                                 See accompanying notes to financial statements.

Statements of Assets and Liabilities

March 31, 1998


                                                                                          Money          Tax-Free       Short-Term
                                                                                          Market          Money            Bond
                                                                                           Fund         Market Fund        Fund
                                                                                           ----         -----------        ----
Assets
Investments:
    In securities, at market value* (note 1) .......................................   $232,309,020     $26,177,188     $67,509,456
Cash ...............................................................................             40           1,035         735,098
Receivables:
    Dividends and Interest .........................................................      1,008,852         241,725       1,279,618
    Fund shares sold ...............................................................      4,814,409         588,151       5,571,583
    Investment securities sold .....................................................              0               0               0
    Other receivables ..............................................................              0               0             841
Organization expenses, net of amortization (note 1) ................................          9,427           9,427          11,230
                                                                                       ------------    ------------    ------------

                             Total assets ..........................................    238,141,748      27,017,526      75,107,826
                                                                                       ------------    ------------    ------------

Liabilities

Distributions to shareholders ......................................................        966,517          58,050         302,578
Fund shares redeemed ...............................................................      3,872,402         502,197         196,517
Payable for securities purchased ...................................................              0               0               0
Payable for advisory fees ..........................................................         39,425               0               0
Payable for distribution fees ......................................................         38,398           2,646          12,013
Payable for administration fees ....................................................         38,398           4,124          11,074
Other accrued expenses .............................................................         92,959          17,483          51,389

                        Total liabilities ..........................................      5,048,099         584,500         573,571
                                                                                       ------------    ------------    ------------

                               Net Assets ..........................................   $233,093,649     $26,433,026     $74,534,255
                                                                                       ============    ============    ============

Net assets consist of:
    Capital stock, Class A or single class .........................................        233,083          26,438           7,353
    Capital stock, Class B .........................................................            N/A             N/A              15
    Additional paid in capital, Class A or single class ............................    232,850,389      26,411,280      74,003,649
    Additional paid in capital, Class B ............................................            N/A             N/A         151,892
    Undistributed net investment income ............................................         10,372               0               0
    Accumulated net realized gain (loss) on investments and
      futures contracts ............................................................           (195)         (4,692)         31,955
    Net unrealized appreciation on investments
      and futures contracts ........................................................              0               0         403,301
                                                                                       ------------    ------------    ------------

                               Net Assets ..........................................   $233,093,649     $26,433,026     $74,534,255
                                                                                       ============    ============    ============

Computation of net asset value and offering price (note 4):
    Net assets, Class A or single class ............................................   $233,093,649     $26,433,026     $74,379,556
    Shares outstanding, Class A or single class ....................................    233,083,472      26,437,718       7,352,777
    Net asset value, Class A or single class .......................................          $1.00           $1.00          $10.12
    Maximum offering price, Class A or single class ................................          $1.00           $1.00          $10.49
    Net assets, Class B ............................................................            N/A             N/A        $154,699
    Shares outstanding, Class B ....................................................            N/A             N/A          15,305
    Net asset value and offering price, Class B N/A ................................            N/A             N/A          $10.11

* Investments in securities, at identified cost                                        $232,309,020      $26,177,188    $67,106,155

                                 See accompanying notes to financial statements.

Statements of Assets and Liabilities

March 31, 1998

                                                                                           U.S.                          Municipal
                                                                                        Government          Bond           Bond
                                                                                        Income Fund         Fund           Fund
                                                                                        -----------         ----           ----
Assets
Investments:
    In securities, at market value* (note 1) ........................................   $115,259,942     $73,012,965    $14,421,953
Cash ................................................................................        717,461       1,424,000              0
Receivables:
    Dividends and Interest ..........................................................        732,846       1,170,202        159,897
    Fund shares sold ................................................................      3,825,350       4,209,652        553,094
    Investment securities sold ......................................................              0       2,832,090              0
    Other receivables ...............................................................              0             335          4,538
Organization expenses, net of amortization (note 1) .................................          9,427           9,427          9,427
                                                                                        ------------    ------------   ------------

                             Total assets ...........................................    120,545,026      82,658,671     15,148,909
                                                                                        ------------    ------------   ------------

Liabilities

Distributions to shareholders .......................................................        479,202         344,875         45,896
Fund shares redeemed ................................................................        440,872         335,970         96,743
Payable for securities purchased ....................................................     17,179,257       3,450,998        526,320
Payable for advisory fees ...........................................................          8,773               0              0
Payable for distribution fees .......................................................         22,521          15,322            299
Payable for administration fees .....................................................         15,951          11,956            132
Other accrued expenses ..............................................................         70,892          57,744          7,946

                        Total liabilities ...........................................     18,217,468       4,216,865        677,336
                                                                                        ------------    ------------   ------------

                               Net Assets ...........................................   $102,327,558     $78,441,806    $14,471,573
                                                                                        ============    ============   ============

Net assets consist of:
    Capital stock, Class A or single class ..........................................         10,513           8,577          1,486
    Capital stock, Class B ..........................................................            457              76             52
    Additional paid in capital, Class A or single class .............................     96,321,521      76,516,054     13,614,934
    Additional paid in capital, Class B .............................................      4,226,461         680,435        473,170
    Undistributed net investment income .............................................          4,740             330            343
    Accumulated net realized gain (loss) on investments and
      futures contracts .............................................................       (25,300)        429,872       (105,164)
    Net unrealized appreciation on investments
      and futures contracts .........................................................      1,789,166         806,462        486,752
                                                                                        ------------    ------------   ------------

                               Net Assets ...........................................   $102,327,558     $78,441,806    $14,471,573
                                                                                        ============    ============   ============

Computation of net asset value and offering price (note 4):
    Net assets, Class A or single class .............................................    $98,059,321     $77,753,751    $13,981,951
    Shares outstanding, Class A or single class .....................................     10,512,999       8,577,109      1,486,243
    Net asset value, Class A or single class ........................................          $9.33           $9.07          $9.41
    Maximum offering price, Class A or single class .................................          $9.77           $9.50          $9.85
    Net assets, Class B .............................................................     $4,268,237        $688,055       $489,622
    Shares outstanding, Class B .....................................................        457,236          75,957         52,034
    Net asset value and offering price, Class B .....................................          $9.33           $9.06          $9.41

* Investments in securities, at identified cost                                         $113,470,776     $72,206,503    $13,935,201


                                                                                      California        Growth &
                                                                                       Tax-Free          Income          Growth
                                                                                         Fund             Fund            Fund

Assets
Investments:
    In securities, at market value* (note 1) ........................................  $ 39,149,048    $345,187,242    $ 86,234,509
Cash ................................................................................        74,196         104,544               0
Receivables:
    Dividends and Interest ..........................................................       494,964         472,723          31,716
    Fund shares sold ................................................................       753,429       3,434,836         945,195
    Investment securities sold ......................................................             0         978,840       1,766,916
    Other receivables ...............................................................         2,764          23,672           2,644
Organization expenses, net of amortization (note 1) .................................         9,427           9,427          11,230
                                                                                       ------------    ------------    ------------

                             Total assets ...........................................    40,483,828     350,211,284      88,992,210
                                                                                       ------------    ------------    ------------

Liabilities

Distributions to shareholders .......................................................       129,379           8,242              (4)
Fund shares redeemed ................................................................       109,715       7,246,792       3,415,157
Payable for securities purchased ....................................................     1,233,961       3,120,291               0
Payable for advisory fees ...........................................................             0          69,655          19,199
Payable for distribution fees .......................................................        11,296          97,981          20,532
Payable for administration fees .....................................................         6,070          54,080          13,715
Other accrued expenses ..............................................................        12,744         109,879          54,866

                        Total liabilities ...........................................     1,503,165      10,706,920       3,523,465
                                                                                       ------------    ------------    ------------

                               Net Assets ...........................................  $ 38,980,663    $339,504,364    $ 85,468,745
                                                                                       ============    ============    ============

Net assets consist of:
    Capital stock, Class A or single class ..........................................         3,919          14,319           4,323
    Capital stock, Class B ..........................................................           748           2,576             320
    Additional paid in capital, Class A or single class .............................    31,611,583     234,246,985      59,538,969
    Additional paid in capital, Class B .............................................     6,024,444      43,940,807       4,442,444
    Undistributed net investment income .............................................         2,816           3,359        (161,022)
    Accumulated net realized gain (loss) on investments and
      futures contracts .............................................................      (113,935)     19,187,806      (3,423,176)
    Net unrealized appreciation on investments
      and futures contracts .........................................................     1,451,088      42,108,512      25,066,887
                                                                                       ------------    ------------    ------------

                               Net Assets ...........................................  $ 38,980,663    $339,504,364    $ 85,468,745
                                                                                       ============    ============    ============

Computation of net asset value and offering price (note 4):
    Net assets, Class A or single class .............................................  $ 32,732,066    $287,866,097    $ 79,640,041
    Shares outstanding, Class A or single class .....................................     3,918,571      14,318,559       4,322,659
    Net asset value, Class A or single class ........................................         $8.35          $20.10          $18.42
    Maximum offering price, Class A or single class .................................         $8.74          $21.05          $19.29
    Net assets, Class B .............................................................    $6,248,597     $51,638,267      $5,828,704
    Shares outstanding, Class B .....................................................       747,834       2,576,111         320,480
    Net asset value and offering price, Class B .....................................         $8.36          $20.05          $18.19

* Investments in securities, at identified cost .....................................  $ 37,697,959    $303,078,729    $ 61,167,621

                                 See accompanying notes to financial statements.

Statements of Operations

For the six month period ended March 31, 1998

                                                                       Money        Tax-Free     Short-Term
                                                                       Market         Money         Bond
                                                                        Fund       Market Fund      Fund
                                                                    ------------- -------------- ------------
Investment income:
    Interest ....................................................   $ 6,498,903    $   358,860    $ 1,812,260
    Dividends (net of foreign withholding taxes of $11,942 and
      $462 for the Growth & Income Fund
      and Growth Fund, respectively) ............................             0              0              0
                                                                    -----------    -----------    -----------

           Total income .........................................     6,498,903        358,860      1,812,260
                                                                    -----------    -----------    -----------

Expenses:
    Advisory fees (note 2) ......................................       576,694         49,465        148,747
    Administration and accounting fees (note 2) .................       230,678         19,786         59,498
    Distribution fees (note 2) ..................................       230,678         19,786         74,973
    Amortization of organization expenses .......................         8,530          8,530          2,544
    Legal and audit fees ........................................        26,418          7,384         10,925
    Registration fees ...........................................        15,861          2,385          7,010
    Directors' fees .............................................         3,984          3,984          3,984
    Shareholder reports .........................................        16,173            967         10,151
    Insurance expense ...........................................         5,235            393          1,034
    Custodian fees ..............................................         6,269          7,390          7,362
    Printing and postage ........................................        56,620          7,837         28,065
                                                                    -----------    -----------    -----------

           Total expenses .......................................     1,177,140        127,907        354,293
                                                                    -----------    -----------    -----------
Less:
    Waived fees (note 2) ........................................      (339,880)       (57,628)      (160,051)
    Expense reductions (note 5) .................................            (5)          (622)          (219)
                                                                    -----------    -----------    -----------

           Net expenses .........................................       837,255         69,657        194,023
                                                                    -----------    -----------    -----------
           Net investment income (loss) .........................     5,661,648        289,203      1,618,237
                                                                    -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on sale of investments .............          (195)             0          6,351
    Net realized gain on sale of futures contracts ..............             0              0              0
    Net change in unrealized appreciation of investments ........             0              0        114,434
                                                                    -----------    -----------    -----------

           Net realized and unrealized gain (loss) on investments          (195)             0        120,785
                                                                    -----------    -----------    -----------
           Net increase in net assets resulting from operations .   $ 5,661,453    $   289,203    $ 1,739,022
                                                                    ===========    ===========    ===========

                                 See accompanying notes to financial statements.

Statements of Operations

For the six month period ended March 31, 1998

                                                                        U.S.                     Municipal
                                                                     Government      Bond           Bond
                                                                     Income Fund     Fund           Fund
                                                                    ------------- ------------  -------------
Investment income:
    Interest ....................................................   $ 3,010,841    $ 2,135,601    $   276,291
    Dividends (net of foreign withholding taxes of $11,942 and
      $462 for the Growth & Income Fund
      and Growth Fund, respectively) ............................             0              0              0
                                                                    -----------    -----------    -----------

           Total income .........................................     3,010,841      2,135,601        276,291
                                                                    -----------    -----------    -----------

Expenses:
    Advisory fees (note 2) ......................................       225,010        164,389         28,390
    Administration and accounting fees (note 2) .................        90,004         65,756         11,356
    Distribution fees (note 2) ..................................       127,947         84,128         15,861
    Amortization of organization expenses .......................         8,530          8,530          8,530
    Legal and audit fees ........................................        13,595         11,517          7,089
    Registration fees ...........................................         8,351          7,654          2,509
    Directors' fees .............................................         3,984          3,984          3,984
    Shareholder reports .........................................        10,903         10,068            803
    Insurance expense ...........................................         1,791          1,233            219
    Custodian fees ..............................................         7,996         13,186          5,010
    Printing and postage ........................................        34,378         28,819          3,860
                                                                    -----------    -----------    -----------

           Total expenses .......................................       532,489        399,246         87,611
                                                                    -----------    -----------    -----------
Less:
    Waived fees (note 2) ........................................      (185,524)      (167,202)       (48,774)
    Expense reductions (note 5) .................................        (1,116)          (316)           (39)
                                                                    -----------    -----------    -----------

           Net expenses .........................................       345,849        231,728         38,798
                                                                    -----------    -----------    -----------
           Net investment income (loss) .........................     2,664,992      1,903,873        237,493
                                                                    -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on sale of investments .............       283,444        621,384          5,018
    Net realized gain on sale of futures contracts ..............             0              0         16,778
    Net change in unrealized appreciation of investments ........       948,987        138,423        104,565
                                                                    -----------    -----------    -----------

           Net realized and unrealized gain (loss) on investments     1,232,431        759,807        126,361
                                                                    -----------    -----------    -----------
           Net increase in net assets resulting from operations .   $ 3,897,423    $ 2,663,680    $   363,854
                                                                    ===========    ===========    ===========

                                                                     California       Growth &
                                                                      Tax-Free         Income          Growth
                                                                        Fund            Fund            Fund
                                                                    -------------   -------------   --------------
Investment income:
    Interest ....................................................   $    835,849    $    294,926    $     28,454
    Dividends (net of foreign withholding taxes of $11,942 and
      $462 for the Growth & Income Fund
      and Growth Fund, respectively) ............................              0       2,458,167         174,491
                                                                    ------------    ------------    ------------

           Total income .........................................        835,849       2,753,093         202,945
                                                                    ------------    ------------    ------------

Expenses:
    Advisory fees (note 2) ......................................         84,393         859,467         212,126
    Administration and accounting fees (note 2) .................         33,757         286,489          70,709
    Distribution fees (note 2) ..................................         61,816         515,808         105,532
    Amortization of organization expenses .......................          8,530           8,530           2,544
    Legal and audit fees ........................................          8,721          31,765          13,749
    Registration fees ...........................................          1,692          23,712           7,164
    Directors' fees .............................................          3,984           3,984           3,984
    Shareholder reports .........................................          1,290          20,095          12,968
    Insurance expense ...........................................            718           5,920           1,376
    Custodian fees ..............................................          4,438          12,213           7,754
    Printing and postage ........................................          6,926          56,222          37,944
                                                                    ------------    ------------    ------------

           Total expenses .......................................        216,265       1,824,205         475,850
                                                                    ------------    ------------    ------------
Less:
    Waived fees (note 2) ........................................        (85,873)       (490,712)       (111,768)
    Expense reductions (note 5) .................................         (1,188)           (680)           (115)
                                                                    ------------    ------------    ------------

           Net expenses .........................................        129,204       1,332,813         363,967
                                                                     -----------     -----------     -----------
           Net investment income (loss) .........................        706,645       1,420,280        (161,022)
                                                                    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on sale of investments .............         66,027      22,560,469      (2,087,422)
    Net realized gain on sale of futures contracts ..............         45,803               0               0
    Net change in unrealized appreciation of investments ........        242,772       5,312,211      10,132,769
                                                                    ------------    ------------    ------------

           Net realized and unrealized gain (loss) on investments        354,602      27,872,680       8,045,347
                                                                    ------------    ------------    ------------
           Net increase in net assets resulting from operations .   $  1,061,247    $ 29,292,960    $  7,884,325
                                                                    ============    ============    ============

                                 See accompanying notes to financial statements.

Statements of Changes in Net Assets

For the periods ended March 31, 1998 and September 30, 1997

                                                                                                 Tax-Free
                                                           Money Market Fund                 Money Market Fund
                                                   ==================================   ============================

                                                     Six Months         Year          Six Months          Year
                                                        Ended          Ended             Ended            Ended
                                                       3/31/98        9/30/97           3/31/98          9/30/97
                                                   --------------  ---------------   --------------    -------------
Increase in net assets:
Operations:
        Net investment income (loss) ...........   $   5,661,648    $  10,224,848    $     289,203    $     406,673
        Net realized gain (loss)
          on sale of investments ...............            (195)             (45)               0                0
        Net change in unrealized appreciation
          of investments .......................               0                0                0                0
              Net increase in net
                assets resulting from operations       5,661,453       10,224,803          289,203          406,673
                                                   -------------    -------------    -------------    -------------

Distributions to shareholders:
    From net investment income
        Class A ................................      (5,668,443)     (10,224,848)        (289,203)        (406,673)
        Class B ................................             N/A              N/A              N/A              N/A
    From realized gain on investments
        Class A ................................               0                0                0                0
        Class B ................................             N/A              N/A              N/A              N/A
                                                   -------------    -------------    -------------    -------------
              Total distributions ..............      (5,668,443)     (10,224,848)        (289,203)        (406,673)
                                                   -------------    -------------    -------------    -------------

Net increase in net assets resulting
  from capital share transactions (note 4) .....       3,326,539       45,126,014       10,271,969        4,509,493
                                                   -------------    -------------    -------------    -------------

              Increase in net assets ...........       3,319,549       45,125,969       10,271,969        4,509,493
                                                   -------------    -------------    -------------    -------------

Net assets:
    Beginning net assets .......................     229,774,100      184,648,131       16,161,057       11,651,564
                                                   -------------    -------------    -------------    -------------

    Ending net assets* .........................   $ 233,093,649    $ 229,774,100    $  26,433,026    $  16,161,057
                                                   =============    =============    =============    =============

*Includes undistributed (over
    distributed) net investment income .........   $      10,372    $      17,212    $           0    ($         29)



                                                          Short-Term                           U.S. Government
                                                           Bond Fund                            Income Fund
                                                   ===============================   ============================

                                                     Six Months         Year          Six Months          Year
                                                        Ended          Ended             Ended            Ended
                                                       3/31/98        9/30/97           3/31/98          9/30/97
                                                   --------------  ---------------   --------------    -----------
Increase in net assets:
Operations:
        Net investment income (loss) ...........   $   1,618,237    $   1,800,936    $   2,664,992    $   3,808,711
        Net realized gain (loss)
          on sale of investments ...............           6,351            7,108          283,444          353,405
        Net change in unrealized appreciation
          of investments .......................         114,434          370,620          948,987        1,035,109
              Net increase in net
                assets resulting from operations       1,739,022        2,178,664        3,897,423        5,197,225
                                                   -------------    -------------    -------------    -------------

Distributions to shareholders:
    From net investment income
        Class A ................................      (1,614,813)      (1,790,243)      (2,559,926)      (3,597,983)
        Class B ................................          (3,804)         (10,694)        (106,611)        (210,727)
    From realized gain on investments
        Class A ................................               0                0                0                0
        Class B ................................               0                0                0                0
                                                   -------------    -------------    -------------    -------------
              Total distributions ..............      (1,618,618)      (1,800,937)      (2,666,537)      (3,808,710)
                                                   -------------    -------------    -------------    -------------

Net increase in net assets resulting
  from capital share transactions (note 4) .....      24,085,693       30,254,083       20,546,255       32,005,347
                                                   -------------    -------------    -------------    -------------

              Increase in net assets ...........      24,206,097       30,631,810       21,777,141       33,393,862
                                                   -------------    -------------    -------------    -------------

Net assets:
    Beginning net assets .......................      50,328,158       19,696,347       80,550,417       47,156,555
                                                   -------------    -------------    -------------    -------------

    Ending net assets* .........................   $  74,534,255    $  50,328,158    $ 102,327,558    $  80,550,417
                                                   =============    =============    =============    =============

*Includes undistributed (over
    distributed) net investment income .........   $           0    $           0    $       4,740    $       7,584

                                 See accompanying notes to financial statements.

Statements of Changes in Net Assets

For the periods ended March 31, 1998 and September 30, 1997


                                                              Bond Fund                 Municipal Bond Fund
                                                   ==============================  =============================

                                                     Six Months           Year      Six Months          Year
                                                       Ended              Ended        Ended            Ended
                                                      3/31/98            9/30/97      3/31/98          9/30/97
                                                   -------------      -----------  ------------    ------------
Increase in net assets:
Operations:
        Net investment income (loss) ...........   $  1,903,873    $  2,450,188    $    237,493    $    355,037
        Net realized gain (loss)
          on sale of investments ...............        621,384         270,780          21,796           7,016
        Net change in unrealized appreciation
          of investments .......................        138,423         908,922         104,565         296,920
              Net increase in net
                assets resulting from operations      2,663,680       3,629,890         363,854         658,973
                                                   ------------    ------------    ------------    ------------

Distributions to shareholders:
    From net investment income
        Class A ................................     (1,892,362)     (2,426,201)       (229,895)       (338,814)
        Class B ................................        (12,826)        (23,987)         (7,823)        (16,223)
    From realized gain on investments
        Class A ................................              0               0               0               0
        Class B ................................              0               0               0               0
                                                   ------------    ------------    ------------    ------------
              Total distributions ..............     (1,905,188)     (2,450,188)       (237,718)       (355,037)
                                                   ------------    ------------    ------------    ------------

Net increase in net assets resulting
  from capital share transactions (note 4) .....     20,327,449      28,002,390       4,302,278       2,774,237
                                                   ------------    ------------    ------------    ------------

              Increase in net assets ...........     21,085,941      29,182,093       4,428,414       3,078,173
                                                   ------------    ------------    ------------    ------------

Net assets:
    Beginning net assets .......................     57,355,865      28,173,772      10,043,159       6,964,986
                                                   ------------    ------------    ------------    ------------

    Ending net assets* .........................   $ 78,441,806    $ 57,355,865    $ 14,471,573    $ 10,043,159
                                                   ============    ============    ============    ============

*Includes undistributed (over
    distributed) net investment income .........   $        330    $      1,645    $        343    $        568


                                                             California
                                                            Tax-Free Fund                   Growth & Income Fund
                                                   =============================     =================================

                                                    Six Months           Year           Six Months           Year
                                                       Ended             Ended            Ended             Ended
                                                      3/31/98           9/30/97          3/31/98           9/30/97
                                                   --------------    -----------     ---------------   ---------------
Increase in net assets:
Operations:
        Net investment income (loss) ...........   $     706,645    $   1,222,451    $   1,420,280    $   1,954,542
        Net realized gain (loss)
          on sale of investments ...............         111,830          208,734       22,560,469       31,497,187
        Net change in unrealized appreciation
          of investments .......................         242,772          893,497        5,312,211       27,136,675
              Net increase in net
                assets resulting from operations       1,061,247        2,324,682       29,292,960       60,588,404
                                                   -------------    -------------    -------------    -------------

Distributions to shareholders:
    From net investment income
        Class A ................................        (616,088)      (1,057,532)      (1,341,902)      (1,816,999)
        Class B ................................         (92,403)        (164,919)         (80,243)        (162,598)
    From realized gain on investments
        Class A ................................               0                0      (28,149,543)      (8,171,142)
        Class B ................................               0                0       (4,813,177)      (1,266,700)
                                                   -------------    -------------    -------------    -------------
              Total distributions ..............        (708,491)      (1,222,451)     (34,384,865)     (11,417,439)
                                                   -------------    -------------    -------------    -------------

Net increase in net assets resulting
  from capital share transactions (note 4) .....       7,806,811        5,683,503       82,003,170       94,278,663
                                                   -------------    -------------    -------------    -------------

              Increase in net assets ...........       8,159,567        6,785,734       76,911,265      143,449,628
                                                   -------------    -------------    -------------    -------------

Net assets:
    Beginning net assets .......................      30,821,096       24,035,362      262,593,099      119,143,471
                                                   -------------    -------------    -------------    -------------

    Ending net assets* .........................   $  38,980,663    $  30,821,096    $ 339,504,364    $ 262,593,099
                                                   =============    =============    =============    =============

*Includes undistributed (over
    distributed) net investment income .........   $       2,816    $       4,661    $       3,359    $       5,222


                                                             Growth Fund
                                                   ==============================

                                                    Six Months          Year
                                                       Ended            Ended
                                                      3/31/98          9/30/97
                                                   --------------   -------------
Increase in net assets:
Operations:
        Net investment income (loss) ...........   ($   161,022)   ($   161,042)
        Net realized gain (loss)
          on sale of investments ...............     (2,087,422)     (1,043,448)
        Net change in unrealized appreciation
          of investments .......................     10,132,769      11,832,565
              Net increase in net
                assets resulting from operations      7,884,325      10,628,075
                                                   ------------    ------------

Distributions to shareholders:
    From net investment income
        Class A ................................              0               0
        Class B ................................              0               0
    From realized gain on investments
        Class A ................................              0               0
        Class B ................................              0               0
                                                   ------------    ------------
              Total distributions ..............              0               0
                                                   ------------    ------------

Net increase in net assets resulting
  from capital share transactions (note 4) .....     15,272,896      28,485,914
                                                   ------------    ------------

              Increase in net assets ...........     23,157,221      39,113,989
                                                   ------------    ------------

Net assets:
    Beginning net assets .......................     62,311,524      23,197,535
                                                   ------------    ------------

    Ending net assets* .........................   $ 85,468,745    $ 62,311,524
                                                   ============    ============

*Includes undistributed (over
    distributed) net investment income .........   ($   161,022)   $          0

                                 See accompanying notes to financial statements.
                                     - 28 -

Financial Highlights

Supplemental information for a share outstanding for the                           Money Market Fund
six month period ended March 31, 1998 or throughout each        ----------------------------------------------------
fiscal year or period ended September 30.                       1998          1997        1996       1995    1994(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................       $1.00        $1.00       $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................        0.02         0.05        0.05       0.05       0.03
Net realized and unrealized gain (loss) on investments ..        0.00         0.00        0.00       0.00       0.00
--------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................        0.02         0.05        0.05       0.05       0.03
--------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       (0.02)       (0.05)      (0.05)     (0.05)     (0.03)
Distributions from net realized gain (loss) .............        0.00         0.00        0.00       0.00       0.00
Total distributions ..................................          (0.02)       (0.05)      (0.05)     (0.05)     (0.03)
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........        0.00         0.00        0.00       0.00       0.00
--------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................       $1.00        $1.00       $1.00      $1.00      $1.00
====================================================================================================================
Total return (not annualized)(b) ........................       2.48%        5.12%       5.05%      5.52%      3.36%
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $233,094     $229,774    $184,648    $79,964    $49,988
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........       0.73%        0.58%       0.58%      0.42%      0.15%
Ratio of net investment income to average net assets (ii)       5.64%        4.92%       4.92%      5.40%      4.25%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (c) ...........       1.02%        1.02%       1.09%      1.29%      1.64%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (c) ....       2.66%        4.52%       4.41%      4.53%      2.76%
Portfolio Turnover ......................................        N/A          N/A         N/A        N/A        N/A
Average Commission Rate Paid ............................        N/A          N/A         N/A        N/A        N/A
--------------------------------------------------------------------------------------------------------------------


Supplemental information for a share outstanding for the                      Tax-Free Money Market Fund
six month period ended March 31, 1998 or throughout each      ------------------------------------------------------
fiscal year or period ended September 30.                       1998          1997        1996       1995    1994(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................       $1.00        $1.00       $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................        0.01         0.03        0.03       0.03       0.02
Net realized and unrealized gain (loss) on investments ..        0.00         0.00        0.00       0.00       0.00
--------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................        0.01         0.03        0.03       0.03       0.02
--------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       (0.01)       (0.03)      (0.03)     (0.03)     (0.02)
Distributions from net realized gain (loss) .............        0.00         0.00        0.00       0.00       0.00
Total distributions ..................................          (0.01)       (0.03)      (0.03)     (0.03)     (0.02)
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........        0.00         0.00        0.00       0.00       0.00
--------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................       $1.00        $1.00       $1.00      $1.00      $1.00
====================================================================================================================
Total return (not annualized)(b) ........................       1.47%        3.02%       3.00%      3.44%      2.22%
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................     $26,433      $16,166     $11,652     $8,621    $10,633
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........       0.71%        0.68%       0.62%      0.44%      0.17%
Ratio of net investment income to average net assets (ii)       3.62%        2.98%       2.93%      3.39%      2.56%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (c) ...........       1.29%        1.42%       1.53%      1.90%      2.28%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (c) ....       3.04%        2.24%       2.02%      1.92%      0.45%
Portfolio Turnover ......................................        N/A          N/A         N/A        N/A        N/A
Average Commission Rate Paid ............................        N/A          N/A         N/A        N/A        N/A
--------------------------------------------------------------------------------------------------------------------

(a)  The fund commenced operations on October 19, 1993.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

                                 See accompanying notes to financial statements.

Financial Highlights

                                                                          Short-Term Bond Fund
Supplemental information for a share outstanding for the                          Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------
fiscal year or period ended September 30.                       1998       1997      1996     1995(a)
-----------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $10.09      $9.98     $10.05    $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.27       0.56       0.54      0.18
Net realized and unrealized gain (loss) on investments ..       0.03       0.11      -0.07      0.05
-----------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.30       0.67       0.47      0.23
-----------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.27)     (0.56)     (0.54)    (0.18)
Distributions from net realized gain (loss) .............       0.00       0.00       0.00      0.00
Total distributions ..................................         (0.27)     (0.56)     (0.54)    (0.18)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       0.03       0.11      (0.07)     0.05
-----------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $10.12     $10.09      $9.98    $10.05
====================================================================================================
Total return (not annualized)(d) ........................      3.04%      6.86%      4.82%     2.32%
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $74,380    $50,153    $19,554    $3,582
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.65%      0.56%      0.39%     0.00%
Ratio of net investment income to average net assets (ii)      5.43%      5.55%      5.42%     5.91%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........      1.19%      1.33%      1.58%     2.76%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....      4.89%      4.78%      4.23%     3.15%
Portfolio Turnover ......................................      5.47%     23.67%     29.37%     1.05%
Average Commission Rate Paid ............................       N/A        N/A       N/A        N/A
-----------------------------------------------------------------------------------------------------

                                                                         Short-Term Bond Fund
Supplemental information for a share outstanding for the                        Class B
six month period ended March 31, 1998 or throughout each      --------------------------------------
fiscal year or period ended September 30.                       1998      1997      1996     1995(a)
-----------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $10.08     $9.98    $10.05    $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................        0.24     0.50       0.49      0.20
Net realized and unrealized gain (loss) on investments ..        0.03     0.10      -0.07      0.05
-----------------------------------------------------------------------------------------------------
   Total from investment operations .....................        0.27     0.60       0.42      0.25
-----------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       (0.24)   (0.50)     (0.49)    (0.20)
Distributions from net realized gain (loss) .............        0.00     0.00       0.00      0.00
Total distributions ..................................          (0.24)   (0.50)     (0.49)    (0.20)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........        0.03     0.10      (0.07)     0.05
-----------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $10.11    $10.08     $9.98    $10.05
=====================================================================================================
Total return (not annualized)(d) ........................        2.71%     6.20%     4.29%     2.51
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................        $155      $175      $143       $13
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........        1.31%     1.06%     0.90%     0.00%
Ratio of net investment income to average net assets (ii) )      4.76%     5.01%     4.81%     5.54%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........        1.94%     2.06%     2.29%     3.33%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....        4.14%     4.01%     3.42%     2.21%
Portfolio Turnover ......................................        5.47%    23.67%    29.37%     1.05%
Average Commission Rate Paid ............................         N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------

                                                                           U.S. Government Income Fund
Supplemental information for a share outstanding for the                             Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------------------
fiscal year or period ended September 30.                       1998       1997      1996        1995    1994(b)
----------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $9.19      $9.01      $9.24      $8.77      $9.50
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.28       0.57       0.57       0.63       0.56
Net realized and unrealized gain (loss) on investments ..       0.14       0.18      (0.21)      0.47      (0.73)
----------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.42       0.75       0.36       1.10      (0.17)
----------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.28)     (0.57)     (0.57)     (0.63)     (0.56)
Distributions from net realized gain (loss) .............       0.00       0.00      -0.02       0.00       0.00
Total distributions ..................................         (0.28)     (0.57)     (0.57)     (0.63)     (0.56)
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       0.14       0.18      (0.23)      0.47      (0.73)
----------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $9.33      $9.19      $9.01      $9.24      $8.77
================================================================================================================
Total return (not annualized)(d) ........................      4.57%      8.62%      4.02%     13.00%     -1.83%
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $98,059    $76,605    $43,717    $29,308    $19,158
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.74%      0.54%      0.46%      0.21%      0.09%
Ratio of net investment income to average net assets (ii)      5.95%      6.38%      6.23%      6.93%      6.24%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........      1.15%      1.22%      1.29%      1.63%      1.83%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....      5.54%      5.71%      5.41%      5.51%      4.49%
Portfolio Turnover ......................................     61.37%    303.81%    101.00%     46.96%     28.20%
Average Commission Rate Paid ............................       N/A        N/A        N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------




                                                                    U.S. Government Income Fund
Supplemental information for a share outstanding for the                     Class B
six month period ended March 31, 1998 or throughout each     --------------------------------------
fiscal year or period ended September 30.                     1998       1997      1996     1995(c)
---------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................    $9.20      $9.02      $9.25     $8.67
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................     0.24       0.53       0.53      0.52
Net realized and unrealized gain (loss) on investments ..     0.13       0.18      (0.21)     0.58
---------------------------------------------------------------------------------------------------
   Total from investment operations .....................     0.37       0.71       0.32      1.10
---------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................    (0.24)     (0.53)     (0.53)    (0.52)
Distributions from net realized gain (loss) .............     0.00       0.00      (0.02)     0.00
Total distributions ..................................       (0.24)     (0.53)     (0.55)    (0.52)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........     0.13       0.18      (0.23)     0.58
---------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................    $9.33      $9.20      $9.02     $9.25
===================================================================================================
Total return (not annualized)(d) ........................    4.07%      8.06%      3.51%    13.08%
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $4,268     $3,946     $3,439    $1,564
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........    1.48%      1.16%      0.96%     0.79%
Ratio of net investment income to average net assets (ii)    5.18%      5.77%      5.67%     5.71%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........    2.89%      2.18%      2.02%     3.19%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....    3.77%      4.74%      4.61%     3.31%
Portfolio Turnover ......................................   61.37%    303.81%    101.00%    46.96%
Average Commission Rate Paid ............................     N/A        N/A        N/A       N/A
---------------------------------------------------------------------------------------------------

(a)  The fund commenced operations on June 12, 1995.
(b)  The fund commenced operations on October 19, 1993.
(c)  Class B shares were not offered until November 1, 1994.
(d) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(e) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

                                 See accompanying notes to financial statements.

Financial Highlights

                                                                                    Bond Fund
Supplemental information for a share outstanding for the                             Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------------------
fiscal year or period ended September 30.                       1998       1997      1996        1995(d)  1994(a)
----------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $8.95      $8.71      $8.99       $8.47    $9.50
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.26       0.54       0.56        0.58     0.52
Net realized and unrealized gain (loss) on investments ..       0.12       0.24      (0.28)       0.52    (1.03)
----------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.38       0.78       0.28        1.10    (0.51)
----------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.26)     (0.54)     (0.56)      (0.58)   (0.52)
Distributions from net realized gain (loss) .............       0.00       0.00       0.00        0.00     0.00
Total distributions ..................................         (0.26)     (0.54)     (0.56)      (0.58)   (0.52)
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       0.12       0.24     (0.28)        0.52    (1.03)
----------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $9.07      $8.95      $8.71       $8.99    $8.47
================================================================================================================
Total return (not annualized)(c) ........................      4.31%      9.19%      3.12%      13.53%   (5.49)%
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $74,144    $56,923    $27,761     $12,022   $7,539
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.70%      0.66%      0.47%       0.21%    0.09%
Ratio of net investment income to average net assets (ii)      6.04%      2.14%      6.25%       6.69%    6.29%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........      1.21%      1.33%      1.42%       2.20%    2.55%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....      2.63%      1.47%      5.29%       4.70%    3.83%
Portfolio Turnover ......................................     59.51%    117.41%    170.64%     327.31%   26.14%
Average Commission Rate Paid ............................        N/A        N/A        N/A         N/A      N/A
----------------------------------------------------------------------------------------------------------------

                                                                               Bond Fund
Supplemental information for a share outstanding for the                        Class B
six month period ended March 31, 1998 or throughout each     ------------------------------------------
fiscal year or period ended September 30.                     1998       1997        1996     1995(b)(d)
-------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $8.94      $8.70       $8.98        $8.36
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................      0.23       0.49        0.51         0.49
Net realized and unrealized gain (loss) on investments ..      0.12       0.24       (0.28)        0.62
-------------------------------------------------------------------------------------------------------
   Total from investment operations .....................      0.35       0.73        0.23         1.11
-------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................     (0.23)     (0.49)      (0.51)       (0.49)
Distributions from net realized gain (loss) .............      0.00       0.00        0.00         0.00
Total distributions ..................................        (0.23)     (0.49)      (0.51)       (0.49)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      0.12       0.24       (0.28)        0.62
-------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $9.06      $8.94       $8.70        $8.98
=======================================================================================================
Total return (not annualized)(c) ........................     3.91%      8.63%       2.62%       13.58%
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................      $688       $433        $412         $150
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........     1.44%      1.13%       0.96%        0.78%
Ratio of net investment income to average net assets (ii)     4.96%      2.24%       5.66%        5.56%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........     1.95%      2.08%       2.15%        4.00%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....     1.73%      1.33%       4.48%        2.34%
Portfolio Turnover ......................................    59.51%    117.41%     170.64%      327.31%
Average Commission Rate Paid ............................       N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------


                                                                                 Municipal Bond Fund
Supplemental information for a share outstanding for the                             Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------------------
fiscal year or period ended September 30.                       1998       1997      1996       1995(e)  1994(a)
----------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $9.29      $8.95      $8.98       $8.60    $9.50
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.20       0.42       0.44        0.47     0.42
Net realized and unrealized gain (loss) on investments ..       0.12       0.34      (0.03)       0.38    (0.90)
----------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.32       0.76       0.41        0.85   (0.48)
----------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.20)     (0.42)     (0.44)      (0.47)   (0.42)
Distributions from net realized gain (loss) .............       0.00       0.00       0.00        0.00     0.00
Total distributions ..................................         (0.20)     (0.42)     (0.44)      (0.47)   (0.42)
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       0.12       0.34      (0.03)       0.38    (0.90)
----------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $9.41      $9.29      $8.95       $8.98    $8.60
================================================================================================================
Total return (not annualized)(c) ........................      3.43%      8.64%      4.64%      10.18%   (5.15)%
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $13,982     $9,612     $6,540      $5,512   $2,610
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.66%      0.55%      0.41%       0.40%    0.25%
Ratio of net investment income to average net assets (ii)      4.20%      4.56%      4.88%       5.26%    5.03%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........      1.51%      1.71%      1.95%       3.30%    3.99%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....      1.67%      3.40%      3.35%       2.36%    1.29%
Portfolio Turnover ......................................      9.61%     12.95%      9.82%      81.90%   81.42%
Average Commission Rate Paid ............................        N/A        N/A        N/A         N/A      N/A
----------------------------------------------------------------------------------------------------------------


                                                                              Municipal Bond Fund
Supplemental information for a share outstanding for the                           Class B
six month period ended March 31, 1998 or throughout each      ------------------------------------------
fiscal year or period ended September 30.                      1998       1997       1996     1995(b)(e)
--------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $9.29      $8.96       $8.98        $8.31
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................      0.17       0.37        0.40         0.38
Net realized and unrealized gain (loss) on investments ..      0.12       0.33       (0.02)        0.67
--------------------------------------------------------------------------------------------------------
   Total from investment operations .....................      0.29       0.70        0.38         1.05
--------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................     (0.17)     (0.37)      (0.40)       (0.38)
Distributions from net realized gain (loss) .............      0.00       0.00        0.00         0.00
Total distributions ..................................        (0.17)     (0.37)      (0.40)       (0.38)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      0.12       0.33       (0.02)        0.67
--------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $9.41      $9.29       $8.96        $8.98
=======================================================================================================
Total return (not annualized)(c) ........................     3.08%      7.96%       4.22%       12.86%
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................      $490       $431        $425          $56
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........     1.07%      2.14%       0.91%        0.90%
Ratio of net investment income to average net assets (ii)     4.05%      8.12%       4.27%        4.26%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........     2.47%      4.95%       2.53%        5.56%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....     2.61%      2.61%       2.64%       (0.40)%
Portfolio Turnover ......................................     9.61%     12.95%       9.82%       81.90%
Average Commission Rate Paid ............................       N/A        N/A         N/A          N/A
--------------------------------------------------------------------------------------------------------

(a)  The fund commenced operations on October 19, 1993.
(b)  Class B shares were not offered until November 1, 1994.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(d) The fund was managed by Piper Capital Management, Inc. until December 1, 1994 when The Boston Company Asset Management, Inc. assumed management responsibilities.
(e) The fund was managed by Piper Capital Management, Inc. until December 1, 1994 when Payden & Rygel Investment Counsel assumed management responsibilities.
(f) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995

                                 See accompanying notes to financial statements.

Financial Highlights

                                                                                California Tax-Free Fund
Supplemental information for a share outstanding for the                              Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------------------
fiscal year or period ended September 30.                       1998       1997      1996       1995      1994(a)
----------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $8.26      $7.93      $7.92      $7.59      $8.50
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.18       0.38       0.40       0.41       0.36
Net realized and unrealized gain (loss) on investments ..       0.09       0.33       0.01       0.33      (0.91)
----------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.27       0.71       0.41       0.74      (0.55)
----------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.18)     (0.38)     (0.40)     (0.41)     (0.36)
Distributions from net realized gain (loss) .............       0.00       0.00       0.00       0.00       0.00
Total distributions ..................................         (0.18)     (0.38)     (0.40)     (0.41)     (0.36)
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       0.09       0.33       0.01       0.33      (0.91)
----------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $8.35      $8.26      $7.93      $7.92      $7.59
================================================================================================================
Total return (not annualized)(c) ........................      3.29%      9.19%      5.23%     10.13%     (6.56)%
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $32,732    $26,096    $20,876    $19,292    $13,815
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.66%      0.55%      0.38%      0.32%      0.25%
Ratio of net investment income to average net assets (ii)      4.55%      4.72%      4.98%      5.36%      4.70%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........      1.16%      1.22%      1.29%      1.65%      2.01%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....      1.89%      4.05%      4.06%      4.03%      2.94%
Portfolio Turnover ......................................     11.32%     34.88%     31.78%     86.69%     73.88%
Average Commission Rate Paid ............................    N/A        N/A        N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------


                                                                         California Tax-Free Fund
Supplemental information for a share outstanding for the                        Class B
six month period ended March 31, 1998 or throughout each      ------------------------------------------
fiscal year or period ended September 30.                      1998      1997       1996       1995(b)
--------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $8.26     $7.93       $7.92       $7.35
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................      0.15      0.34        0.36        0.34
Net realized and unrealized gain (loss) on investments ..      0.10      0.33        0.01        0.57
--------------------------------------------------------------------------------------------------------
   Total from investment operations .....................      0.25      0.67        0.37        0.91
--------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................     (0.15)    (0.34)      (0.36)      (0.34)
Distributions from net realized gain (loss) .............      0.00      0.00        0.00        0.00
Total distributions ..................................        (0.15)    (0.34)      (0.36)      (0.34)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      0.10      0.33        0.01        0.57
--------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $8.36     $8.26       $7.93       $7.92
========================================================================================================
Total return (not annualized)(c) ........................     3.02%     8.63%       4.70%      12.60%
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $6,249    $4,725      $3,159        $966
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........     1.40%     1.08%       0.89%       0.84%
Ratio of net investment income to average net assets (ii)     3.53%     4.18%       4.39%       4.47%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........     2.90%     2.01%       1.98%       2.97%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....     1.01%     3.25%       3.30%       2.35%
Portfolio Turnover ......................................    11.32%    34.88%      31.78%      86.69%
Average Commission Rate Paid ............................   N/A        N/A        N/A         N/A
--------------------------------------------------------------------------------------------------------



                                                                                 Growth & Income Fund
Supplemental information for a share outstanding for the                             Class A
six month period ended March 31, 1998 or throughout each      ------------------------------------------------------
fiscal year or period ended September 30.                       1998         1997        1996     1995(d)  1994(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................      $20.92       $16.29      $14.30     $11.14     $11.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................        0.10         0.25        0.21       0.27       0.23
Net realized and unrealized gain (loss) on investments ..        1.55         5.73        2.32       3.22       0.13
--------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................        1.65         5.98        2.53       3.49       0.36
--------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       (0.10)       (0.21)      (0.21)     (0.27)     (0.22)
Distributions from net realized gain (loss) .............       (2.37)       (1.14)      (0.33)     (0.06)      0.00
Total distributions ..................................          (2.47)       (1.35)      (0.54)     (0.33)     (0.22)
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      (0.82)         4.63        1.99       3.16       0.14
--------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................      $20.10       $20.92      $16.29     $14.30     $11.14
====================================================================================================================
Total return (not annualized)(c) ........................       9.45%       38.78%      18.08%     31.93%      3.29%
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $292,449     $224,524    $102,485    $38,483    $14,174
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........       0.83%        0.73%       0.72%      0.43%      0.25%
Ratio of net investment income to average net assets (ii)       1.35%        1.39%       1.49%      2.30%      2.81%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........       1.17%        1.22%       1.34%      1.80%      2.17%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....       1.01%        0.90%       0.88%      0.93%      0.89%
Portfolio Turnover ......................................      46.30%       93.14%      66.32%     92.01%     13.90%
Average Commission Rate Paid ............................     $0.0556      $0.0577     $0.0498       N/A        N/A
--------------------------------------------------------------------------------------------------------------------


                                                                         Growth & Income Fund
Supplemental information for a share outstanding for the                        Class B
six month period ended March 31, 1998 or throughout each      ------------------------------------------
fiscal year or period ended September 30.                      1998      1997       1996      1995(b)(d)
--------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $20.87     $16.26     $14.29    $11.30
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.02       0.11       0.17      0.23
Net realized and unrealized gain (loss) on investments ..       1.56       5.76       2.28      3.05
--------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       1.58       5.87       2.45      3.28
--------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      (0.03)     (0.12)     (0.15)    (0.23)
Distributions from net realized gain (loss) .............      (2.37)     (1.14)     (0.33)    (0.06)
Total distributions ..................................         (2.40)     (1.26)     (0.48)    (0.29)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      (0.82)      4.61       1.97      2.99
--------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $20.05     $20.87     $16.26    $14.29
========================================================================================================
Total return (not annualized)(c) ........................      9.11%     38.08%     17.48%    29.53%
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $51,605    $38,069    $16,658    $2,887
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      1.58%      1.26%      1.22%     1.01%
Ratio of net investment income to average net assets (ii)      0.35%      0.60%      0.97%     1.64%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) ...........      1.92%      1.97%      2.07%     2.92%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....     (1.47)%    (0.21)%     0.12%    (0.27)%
Portfolio Turnover ......................................     46.30%     93.14%     66.32%    92.01%
Average Commission Rate Paid ............................    $0.0556    $0.0577    $0.0498      N/A
--------------------------------------------------------------------------------------------------------


(a)  The fund commenced operations on October 19, 1993.
(b)  Class B shares were not offered until November 1, 1994.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(d) The fund was managed by Piper Capital Management, Inc. until December 1, 1994 when The Boston Company Asset Management, Inc. assumed management responsibilities.
(e) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

                                 See accompanying notes to financial statements.

Financial Highlights

                                                                             Growth Fund
Supplemental information for a share outstanding for the                       Class A
six month period ended March 31, 1998 or throughout each      --------------------------------------
fiscal year or period ended September 30.                      1998       1997       1996     1995(a)
-----------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................     $16.74     $13.76     $11.66    $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................      (0.06)     (0.08)      0.01      0.03
Net realized and unrealized gain (loss) on investments ..       1.74       3.06       2.12      1.63
-----------------------------------------------------------------------------------------------------
   Total from investment operations .....................       1.68       2.98       2.13      1.66
-----------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       0.00       0.00      (0.03)     0.00
Distributions from net realized gain (loss) .............       0.00       0.00       0.00      0.00
Total distributions ..................................          0.00       0.00      (0.03)     0.00
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       1.68       2.98       2.10      1.66
-----------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................     $18.42     $16.74     $13.76    $11.66
====================================================================================================
Total return (not annualized)(b) ........................     10.04%     21.66%     18.35%    16.60%
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $79,640    $58,180    $21,027    $4,187
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.98%      1.80%      0.49%     0.00%
Ratio of net investment income to average net assets (ii)     (0.16)%    (0.25)%     0.21%     1.20%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (c) ...........      1.30%      2.80%      1.68%     3.46%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (c) ....     (0.47)%    (1.25)%    (0.98)%   (2.26)%
Portfolio Turnover ......................................      9.82%     22.37%     16.40%     0.06%
Average Commission Rate Paid ............................    $0.0249     $0.0271    $0.0281     N/A
-----------------------------------------------------------------------------------------------------


                                                                            Growth Fund
Supplemental information for a share outstanding for the                      Class B
six month period ended March 31, 1998 or throughout each      -----------------------------------
fiscal year or period ended September 30.                     1998      1997     1996     1995(a)
-------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................    $16.59    $13.70   $11.65    $10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................     (0.16)    (0.10)   (0.02)     0.03
Net realized and unrealized gain (loss) on investments ..      1.76      2.99     2.09      1.62
-------------------------------------------------------------------------------------------------
   Total from investment operations .....................      1.60      2.89     2.07      1.65
-------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................      0.00      0.00    (0.02)     0.00
Distributions from net realized gain (loss) .............      0.00      0.00     0.00      0.00
Total distributions ..................................         0.00      0.00    (0.02)     0.00
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      1.60      2.89     2.05      1.65
-------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................    $18.19    $16.59   $13.70    $11.65
=================================================================================================
Total return (not annualized)(b) ........................     9.64%    21.09%   17.80%    16.50%
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................    $5,829    $4,132   $2,170      $149
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........     1.73%     2.81%    1.01%     0.00%
Ratio of net investment income to average net assets (ii)    (1.15)%   (1.71)%  (0.36)%    1.07%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (c) ...........     2.05%     4.29%    2.43%     3.85%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (c) ....    (1.47)%   (3.20)%  (1.78)%   (2.78)%
Portfolio Turnover ......................................     9.82%    22.37%   16.40%     0.06%
Average Commission Rate Paid ............................    $0.0249  $0.0271  $0.0281      N/A
-------------------------------------------------------------------------------------------------

(a)  The fund commenced operations on June 12, 1995.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.



                                 See accompanying notes to financial statements.
                                     - 33 -

Notes to Financial Statements

(1)      Significant Accounting Policies

Organization
------------

The Griffin Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As described in note 4, the Money Market and Tax-Free Money Market Funds are authorized to offer one class of shares, and each of the other series is authorized to issue shares of two classes: Class A and Class B. The Company commenced operations on October 19, 1993 and consists of one non-diversified fund, the California Tax-Free Fund, and eight separate diversified funds (each, a "Fund" and collectively, the "Funds"):

- The Money Market Fund
- The Tax-Free Money Market Fund
- The Short-Term Bond Fund
- The U.S. Government Income Fund
- The Municipal Bond Fund
- The Bond Fund - The Growth & Income Fund
- The Growth Fund

The Money Market Fund and Tax-Free Money Market Fund commenced offering shares on October 19, 1993. The U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund and Growth & Income Fund commenced offering Class A shares on October 19, 1993, and commenced offering Class B shares beginning on November 1, 1994. The Short-Term Bond Fund and Growth Fund commenced offering Class A shares and Class B shares on June 12, 1995. The two classes of shares differ principally in their respective sales charges, shareholder servicing fees and distribution fees. Shareholders of each class may also bear certain expenses that pertain to each class. All shareholders in a Fund bear the common expenses of the Fund, and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and shareholder servicing fees and from relative weightings of pro rata income and gain allocations. The California Tax-Free Fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the State of California than a fund with a broader geographical diversification.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

Security  Valuation
-------------------

For the Funds other than the Money Market Fund and Tax-Free Money Market Fund, investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation or, if no sale has occurred, at the latest quoted bid price. U.S. Government securities and other securities for which current over-the-counter market quotations are readily available (excluding debt securities maturing in 60 days or less) are valued at latest closing bid prices. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing services. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which current quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Money Market Fund and Tax-Free Money Market Fund use the amortized cost method to value their portfolio securities and attempt to maintain constant net asset values of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, which approximates market value.

Security  Transactions
----------------------

The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

Futures  Contracts
------------------

Each of the Funds (except the Money Market Fund and Tax-Free
Money Market Fund) may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash or high-quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts open at year end, if any, are detailed in the Schedule of Investments for each of the Funds.

Repurchase Agreements
---------------------

Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. Repurchase agreements, if any, are detailed in the Schedule of Investments for each of the Funds. The prospectuses require that repurchase agreements be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. A risk involved with repurchase agreements is that the counterparty to the agreement may default on their obligation. If the counterparty defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The repurchase agreements held in the Funds at September 30, 1997 are collateralized by U.S. Treasury or federal agency
obligations,   and  were  entered  into  on  the  same  date.

Distributions to Shareholders
------------------------------

Dividends to shareholders from net investment income are declared daily and distributed monthly for the Money Market Fund, Tax-Free Money Market Fund, Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund. Dividends to shareholders from the net investment income of the Growth & Income Fund are declared and distributed quarterly, and with respect to the Growth Fund, dividends are declared and distributed to shareholders annually. Dividends to shareholders are recorded on the ex-dividend date. Each Fund makes distributions from net realized gains on investments, if any, once a year.

Federal Income Taxes
--------------------

The Company's policy for each Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of their taxable income and any net realized capital gains to their shareholders. Accordingly, no provisions for income taxes have been made as sufficient distributions were made or are intended to be made to eliminate taxable income. Distributions from net investment income or net realized capital gains determined in accordance with federal income tax regulations may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require such reclassification.


It is the policy of the Funds that the Board of Directors will not declare capital gain distributions until any net capital loss carryforwards have been utilized. The following net capital loss carryforward amounts were available to the Funds as of September 30, 1997:

                           Net Capital Loss  Date(s) of
                             Carryforward    Expiration
-------------------------------------------------------------
Tax-Free Money Market Fund      $4,664          2004
Short-Term  Bond Fund .....     37,925          2004
U.S. Government Income Fund    302,440          2005
Bond Fund .................    184,779       2003-2005
Municipal Bond Fund .......    125,678       2003-2004
California Tax-Free Fund ..    225,765          2004
Growth Fund ...............    297,325       2004-2005

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets.

Organization Expenses
----------------------

Griffin Financial Administrators ("GFA"), the Funds' administrator, has incurred expenses in connection with the organization and initial registration of the Funds. These expenses were charged to the individual Funds and are being amortized by the Funds on a straight-line basis over 60 months from the date the Funds commenced operations.

Use  of  Estimates
------------------

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(2)  Agreements and Other Transactions with Affiliates

The Company has entered into an advisory contract on behalf of the Funds with Griffin Financial Investment Advisors ("GFIA"). Pursuant to the contract, GFIA furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management of the Funds. Under the contract, the Growth & Income Fund and the Growth Fund pay GFIA a monthly advisory fee calculated by multiplying each Fund's average daily net assets by 0.60% on an annualized basis. Each of the other Funds pays a monthly advisory fee to GFIA based on an annualized rate of 0.50% of each Fund's average daily net assets. GFIA has entered into sub-advisory agreements with Payden & Rygel Investment Counsel ("Payden & Rygel") with respect to the Money Market Fund, Tax-Free Money Market Fund, U.S. Government Income Fund, Municipal Bond Fund and the California Tax-Free Fund, with The Boston Company Asset Management, Inc. ("TBCAM") with respect to the Bond Fund and the Growth & Income Fund, and with T.Rowe Price Associates, Inc. ("T.Rowe Price") with respect to the Short-Term Bond Fund and the Growth Fund. Pursuant to such sub-advisory agreements, Payden & Rygel, TBCAM and T.Rowe Price are primarily responsible for the daily management of the respective Fund's portfolios. GFIA pays Payden & Rygel, TBCAM and T.Rowe Price sub-advisory fees for the Funds out of the advisory fees discussed above. For the six months ended March 31, 1998, GFIA has voluntarily waived a portion of its fees to limit fund expenses. For the six months ended March 31, 1998 advisory fees were incurred by the Funds as follows:

 Funds                   Advisory    Waived
                           fees       fees
---------------------------------------------
Money Market .........   $576,694   $339,880
Tax-Free Money Market      49,465     49,465
Short-Term Bond ......    148,747    148,747
U.S. Government Income    225,010    185,524
Bond .................    164,389    164,389
Municipal  Bond ......     28,390     28,390
California  Tax-Free .     84,393     84,393
Growth & Income ......    859,467    490,712
Growth ...............    212,126    111,768

The Company has entered into contracts on behalf of the Funds with GFA whereby GFA is responsible for providing administration, custody, transfer agency and portfolio accounting services for the Funds. GFA is compensated for its services by each of the Funds on a monthly basis based on an annualized rate of 0.20% of the Fund's average daily net assets. GFA has waived a portion of its fees to limit fund expenses. For the six months ended March 31, 1998 administration fees were incurred by the Funds as follows:
                                     - 36 -

                      Administration
                       & Accounting     Waived
Funds                      fees          fees
-----------------------------------------------
Money Market ..........   $230,678         $0
Tax-Free Money Market .     19,786          0
Short-Term Bond .......     59,498          0
U.S.  Government Income         90          0
Bond ..................     65,756      2,813
Municipal Bond ........     11,356      6,008
California  Tax-Free ..     33,757      1,480
Growth & Income .......    286,489          0
Growth ................     70,709          0

The Company has adopted integrated Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act for the single class of shares of the Money Market Fund and the Tax-Free Money Market Fund (collectively, the "Money Market Funds") and for the Class A shares of each of the other Funds. Under these Plans, the Funds may reimburse Griffin Financial Services ("GFS"), the Funds' distributor, for actual expenses incurred in preparing and printing prospectuses and other promotional materials for, and for providing such prospectuses and promotional materials to, propective shareholders. Payments under the Plans also may be used to compensate or reimburse the distributor, selling agents and or servicing agents for distribution, sales support or shareholder support services. Aggregate payments under the plans may not exceed, on an annualized basis, 0.20% of the average daily net assets of the Money Market Fund and the Tax-Free Money Market Fund, and 0.25% of the average daily net assets of the Class A shares of the non-Money Market Funds. GFS has waived a portion of its fees to limit fund expenses. For the six months ended March 31, 1998, shares of the Money Market Fund and the Tax-Free Money Market Fund, and Class A shares of the non-Money
Market Funds incurred  distribution  and services fees as follows:

                      Distribution and
                         Servicing      Waived
Funds                       Fees         Fees
-----------------------------------------------
Money Market ..........   $230,678         $0
Tax-Free Money Market .     19,786      8,163
Class A Shares:
---------------
Short-Term  Bond ......     74,173      11,03
U.S.  Government Income    107,358          0
Bond ..................     81,550          0
Municipal Bond ........     13,640     13,640
California Tax-Free ...     35,656          0
Growth & Income .......    305,545          0
Growth ................     82,670          0

The Company also has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of each of the non-Money Market Funds. Under the Distribution Plans, the Funds may reimburse GFS for actual expenses incurred in preparing and printing prospectuses and other promotional materials for, and providing them to, prospective shareholders. Payments under the Distribution Plans also may be used to compensate the distributor, selling agents and/or servicing agents for distribution sales support or shareholder support services. Payments under the Services Plans are made to servicing agents that provide shareholder liaison services to Class B shareholders. Aggregate payments under the Distribution Plans may not exceed 0.75% of the average daily net assets of each Fund on an annual basis. Aggregate payments under the Services Plans may not exceed, on an annualized basis, 0.25% of the average daily net assets of each Fund. GFS has waived a portion of its fees to limit fund expenses. For the six months ended March 31, 1998, Class B shares of the Funds incurred distribution and servicing fees as follows:
                     Distribution and
                         Servicing    Waived
Funds                      Fees        Fees
--------------------------------------------
Short-Term Bond ......       $800    $268
U.S. Government Income     20,589       0
Bond .................      2,578       0
Municipal  Bond ......      2,221     736
California Tax-Free ..     26,160       0
Growth & Income ......    210,263       0
Growth ...............     22,862       0

Reimbursed expenses and waived fees continue at the discretion of the investment advisor, administrator and distributor. All officers and one director of the Funds are employees of GFS, but received no compensation from the Company. For the six months ended March 31, 1998, GFS was paid $196,936 in front-end sales charges on sales of Class A shares, and $66,960 in contingent deferred sales charges on Class B share redemptions.

  (3)Purchases and Sales of Securities Exclusive of Short-Term Investments

                                                       U.S.                                  California     Growth &
                                     Short-Term     Government      Bond       Municipal      Tax-Free       Income        Growth
                                     Bond Fund     Income Fund      Fund       Bond Fund        Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Aggregate purchases and sales of:
  Common and Preferred Stock:
     Purchases at cost .......             $0             $0             $0           $0             $0   $176,552,027   $21,270,201
     Sales proceeds ..........              0              0              0            0              0    128,126,670     6,874,407
  U.S. Treasury Obligations:
     Purchases at cost .......     11,086,680     42,413,781     30,322,247            0              0              0             0
     Sales proceeds ..........      2,482,502     31,584,129     26,604,728            0              0              0             0
  U.S. Agency Securities:
     Purchases at cost .......        995,710    131,933,230      8,829,942            0              0              0             0
     Sales proceeds ..........        425,195    117,549,186      7,935,184            0              0              0             0
  Municipal Bonds:
     Purchases at cost .......              0              0              0    4,504,016      9,658,408              0             0
     Sales proceeds ..........              0              0              0    1,036,495      3,611,861              0             0
  Other Long-Term Securities:
     Purchases at cost .......     12,354,763              0     20,236,273            0              0              0             0
     Sales proceeds ..........        267,935              0      8,513,001            0              0              0             0
------------------------------------------------------------------------------------------------------------------------------------

All Funds not reflected in this schedule traded exclusively in short-term securities.

(4)      Capital Shares Transactions

As of March 31, 1998, the Company was authorized to issue 10 billion shares of $0.001 par value capital stock. As of March 31, 1998, each Fund, except the Money Market Fund and the Tax-Free Money Market Fund, was authorized to issue 250 million shares of $0.001 par value capital stock as Class A shares and 250 million shares of $0.001 par value capital stock as Class B shares. The Money Market Fund and the Tax-Free Money Market Fund were each authorized to issue 1 billion shares of $0.001 par value capital stock of a single class of shares. Each Non-Money Market Fund except the Short-Term Bond Fund and the Growth Fund issued Class A shares beginning October 19, 1993, and Class B shares beginning November 1, 1994. The Short-Term Bond Fund and the Growth Fund issued both Class A shares and Class B shares beginning June 12, 1995. Transactions in capital shares were as follows:

                                                                                                Tax-Free
                                                       Money Market Fund                    Money Market Fund
                                              ----------------------------------   --------------------------------
                                                  Shares              Amount           Shares             Amount
                                              ----------------   ---------------   ----------------   -------------
September 30, 1996: .........................     184,630,919     $184,630,919         11,656,257       11,656,257
   Shares sold and exchanged in .............     377,824,042      377,824,042         21,135,288       21,135,288
   Shares issued in reinvestment of dividends       9,784,791        9,784,791            376,989         $376,989
   Shares redeemed and exchanged out ........    (342,482,819)    (342,482,819)       (17,002,784)     (17,002,784)
                                                -------------    -------------      -------------    -------------
September 30, 1997: .........................     229,756,933      229,756,933         16,165,750       16,165,750
   Shares sold and exchanged in .............     222,902,799      222,902,799         32,085,451       32,085,451
   Shares issued in reinvestment of dividends       5,587,309       $5,587,309            268,692          268,692
   Shares redeemed and exchanged out ........    (225,163,569)    (225,163,569)       (22,082,175)     (22,082,175)
                                                -------------    -------------      -------------    -------------
March 31, 1998: .............................     233,083,472     $233,083,472         26,437,718      $26,437,718
                                                =============    =============      =============    =============

                                     - 38 -



                                                           Class A                        Class B
                                               ------------------------------   -----------------------------
                                                    Shares            Amount        Shares          Amount
                                               --------------  --------------   -------------  --------------
Short-Term Bond Fund
September 30, 1996: .........................      1,958,317     $19,680,864          14,309        $142,269
   Shares sold and exchanged in .............      3,948,575      39,591,843          16,298         162,998
   Shares issued in reinvestment of dividends        155,367       1,557,388           1,029          10,304
   Shares redeemed and exchanged out ........     (1,090,055)    (10,925,947)        (14,241)       (142,503)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      4,972,204      49,904,148          17,395         173,068
   Shares sold and exchanged in .............      3,324,867      33,677,664             628           6,352
   Shares issued in reinvestment of dividends        144,339       1,461,975             373           3,777
   Shares redeemed and exchanged out ........     (1,088,633)    (11,032,785)         (3,091)        (31,290)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................      7,352,777     $74,011,002          15,305        $151,907
                                                ============    ============    ============    ============


                                                           Class A                         Class B
                                               ------------------------------   -----------------------------
                                                    Shares         Amount         Shares           Amount
                                               --------------   -------------   -------------   -------------
U.S. Government Income Fund
September 30, 1996: .........................      4,852,691     $44,478,506         381,467      $3,528,844
   Shares sold and exchanged in .............      4,772,208      43,274,806          95,320         868,466
   Shares issued in reinvestment of dividends        309,586       2,809,716          12,152         110,352
   Shares redeemed and exchanged out ........     (1,599,648)    (14,514,126)        (59,958)       (543,867)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      8,334,837      76,048,902         428,981       3,963,795
   Shares sold and exchanged in .............      3,286,148      30,618,244          79,780         743,902
   Shares issued in reinvestment of dividends        233,689       2,173,952           6,145          57,209
   Shares redeemed and exchanged out ........     (1,341,675)    (12,509,064)        (57,670)       (537,988)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................     10,512,999     $96,332,034         457,236      $4,226,918
                                                ============    ============    ============    ============



                                                           Class A                         Class B
                                                -----------------------------   -----------------------------
                                                   Shares          Amount           Shares          Amount
                                                -------------   -------------   ------------    -------------
Bond Fund
September 30, 1996: .........................      3,188,670     $28,452,780          47,393        $422,523
   Shares sold and exchanged in .............      4,150,730      36,626,337          12,640         111,012
   Shares issued in reinvestment of dividends        230,369       2,030,893           1,901          16,746
   Shares redeemed and exchanged out ........     (1,209,786)    (10,663,918)        (13,567)       (118,679)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      6,359,983      56,446,092          48,367         431,602
   Shares sold and exchanged in .............      3,288,401      29,788,647          33,474         302,132
   Shares issued in reinvestment of dividends        186,368       1,686,277             999           9,030
   Shares redeemed and exchanged out ........     (1,257,643)    (11,396,385)         (6,883)        (62,252)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................      8,577,109     $76,524,631          75,957        $680,512
                                                ============    ============    ============    ============



                                                           Class A                         Class B
                                                -----------------------------   -----------------------------
                                                    Shares          Amount         Shares           Amount
                                                -------------   -------------   -------------   -------------
Municipal Bond Fund
September 30, 1996: .........................        730,424      $6,584,230          47,497        $428,897
   Shares sold and exchanged in .............        454,447       4,139,861          11,948         108,637
   Shares issued in reinvestment of dividends         26,502         240,493           1,146          10,397
   Shares redeemed and exchanged out ........       (176,304)     (1,597,048)        (14,228)       (128,103)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      1,035,069       9,367,536          46,363         419,828
   Shares sold and exchanged in .............        703,549       6,618,885           5,413          51,000
   Shares issued in reinvestment of dividends         18,677         175,439             545           5,113
   Shares redeemed and exchanged out ........       (271,052)     (2,545,440)           (287)         (2,719)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................      1,486,243     $13,616,420          52,034        $473,222
                                                ============    ============    ============    ============

                                     - 39 -


                                                          Class A                          Class B
                                               ------------------------------   -----------------------------
                                                   Shares           Amount         Shares           Amount
                                               --------------   -------------   -------------   -------------
California Tax-Free Fund
September 30, 1996: .........................      2,632,204     $20,998,696         398,223      $3,151,684
   Shares sold and exchanged in .............        953,669       7,730,742         228,961       1,842,384
   Shares issued in reinvestment of dividends         72,141         581,289          11,814          95,171
   Shares redeemed and exchanged out ........       (499,082)     (4,026,992)        (67,159)       (539,091)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      3,158,932      25,283,735         571,839       4,550,148
   Shares sold and exchanged in .............      1,041,616       8,695,887         201,442       1,686,677
   Shares issued in reinvestment of dividends         46,938         391,237           6,137          51,162
   Shares redeemed and exchanged out ........       (328,915)     (2,755,357)        (31,584)       (262,795)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................      3,918,571     $31,615,502         747,834      $6,025,192
                                                ============    ============    ============    ============


                                                           Class A                           Class B
                                                -------------------------------   -------------------------------
                                                     Shares          Amount            Shares           Amount
                                                --------------   --------------   -------------   ---------------
Growth & Income Fund
September 30, 1996: .........................       6,292,564      $86,654,667        1,024,339      $15,268,187
   Shares sold and exchanged in .............       6,046,362      110,044,808          824,740       15,027,177
   Shares issued in reinvestment of dividends         583,472        9,864,463           84,273        1,410,147
   Shares redeemed and exchanged out ........      (2,189,429)     (40,106,099)        (109,363)      (1,961,833)
                                                -------------    -------------    -------------    -------------
September 30, 1997: .........................      10,732,969      166,457,839        1,823,989       29,743,678
   Shares sold and exchanged in .............       3,653,051       71,549,090          571,234       11,134,463
   Shares issued in reinvestment of dividends       1,640,395       29,231,253          272,701        4,836,307
   Shares redeemed and exchanged out ........      (1,707,856)     (32,976,878)         (91,813)      (1,771,065)
                                                -------------    -------------    -------------    -------------
March 31, 1998: .............................      14,318,559     $234,261,304        2,576,111      $43,943,383
                                                =============    =============    =============    =============


                                                          Class A                         Class B
                                               ------------------------------   -----------------------------
                                                   Shares           Amount         Shares          Amount
                                               --------------   -------------   ------------   --------------
Growth Fund
September 30, 1996: .........................      1,528,277     $18,370,806         158,347      $2,005,371
   Shares sold and exchanged in .............      2,767,036      39,554,274         110,567       1,547,328
   Shares issued in reinvestment of dividends             31             433               5              75
   Shares redeemed and exchanged out ........       (820,139)    (12,331,287)        (19,860)       (284,909)
                                                ------------    ------------    ------------    ------------
September 30, 1997: .........................      3,475,205      45,594,226         249,059       3,267,865
   Shares sold and exchanged in .............      1,450,898      24,429,989          79,596       1,335,701
   Shares issued in reinvestment of dividends              8             152              11             179
   Shares redeemed and exchanged out ........       (603,452)    (10,358,130)         (8,186)       (134,995)
                                                ------------    ------------    ------------    ------------
March 31, 1998: .............................      4,322,659     $59,666,237         320,480      $4,468,801
                                                ============    ============    ============    ============


(5)      Custodial Earnings Credits

In accordance with the Custody Agreement between the Company and Investors Fiduciary Trust Company (the "Custodian"), the Custodian provides credits ("Earnings Credits") which are used to offset custodial expenses. These Earnings Credits are calculated each month by multiplying the average daily cash balance in each Fund by three quarters of a money market rate set by State Street Bank & Trust Co., the Funds' sub-custodian. The amount of such Earnings Credits for each of the Funds is reflected in the "Expense Reductions" in the Statements of Operations. Ratios of expenses to average daily net assets shown in the Financial Highlights are calculated without the Earnings Credits beginning with periods ended September 30, 1995.

The Griffin Funds, Inc.

Board of Directors

Herschel Cardin
Vincent F. Coviello
William A. Hawkins, Chairman
Carrol R. McGinnis
Morton O. Schapiro

Officers

William A. Hawkins, President
Richie D. Rowsey, Senior Vice President
Julia D. Whitcup, Senior Vice President & Treasurer
Tim S. Glassett, Secretary
Herbert L. Botts, Assistant Secretary
Steven P. Muson, Assistant Treasurer
Diana J. Veloz, Assistant Secretary

Transfer Agent and Custodian

Investors Fiduciary Trust Company (IFTC)
127 West 10th Street
Kansas City, MO 64105-1716

Investment Adviser

Griffin Financial Investment Advisers
5000 Rivergrade Road
Irwindale, CA 91706

Sub-Advisers

Payden & Rygel Investment Counsel
333 South Grand Avenue
Los Angeles, CA 90071

The Boston Company Asset Management, Inc.
One Boston Place
Boston, MA 02108

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

Legal Counsel

Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Griffin Funds, Inc. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. The prospectus contains more detailed information about The Griffin Funds, Inc. Read the prospectus carefully before you invest or send money.